N-2	Aug. 12, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002052053
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Document Registration Statement	true
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	6
Entity Registrant Name	Powerlaw Corp.
Entity Address, Address Line One	631 Folsom Street Ste A & B
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	(707)
Local Phone Number	653-6892
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
No Substantive Changes, 462(c)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The expenses shown in the table under “Annual expenses” are based on estimated amounts for our current fiscal year. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this Prospectus contains a reference to fees or expenses paid by “us” or “the Fund” or that “we” will pay fees or expenses, you will indirectly bear these fees or expenses as an investor in the Fund.

Annual expenses	Percentage of Net Assets Attributable to Common Stock
Management Fee	2.50	%(1)
Interest Payments on Borrowed Funds	0.00	%(2)
Acquired Fund Fees and Expenses	0.00	%(3)
Other Expenses	1.13	%(4)
Total Annual Expenses	3.63%
(1)	Under the Investment Advisory Agreement we pay the Adviser a Management Fee, payable quarterly, in an amount equal to 2.50% of our average gross assets at the end of the two most recently completed calendar quarters. For purposes of the Investment Advisory Agreement, the term “gross assets” excludes cash and cash equivalents but includes assets purchased with borrowed funds, and also includes short term investments that do not qualify as cash equivalents under US GAAP such as U.S. Government Securities with a maturity longer than three months measured at the date of purchase. The Adviser did not charge a Management Fee prior to May 20, 2026, the effective date of the Fund’s registration statement on Form N-2 relating to the listing of its common stock on the Exchange (the “Effective Date”). The Management Fee reflected in the table is estimated for the Fund’s current fiscal year. This estimate is calculated by determining the ratio that the Management Fee bears to our net assets attributable to common stock (rather than our gross assets). This estimate includes the management fees of the Fund’s Subsidiaries and any SPVs treated as Subsidiaries for purposes of compliance with the 1940 Act (See “Investment Strategy and Types of Investments - Investment Structures”).
(2)	The Fund may borrow funds to make investments or for other purposes. The costs associated with any borrowings will be indirectly borne by stockholders. The Fund currently has a Credit Facility with Stifel Bank. The Fund intends to use the Credit Facility for short term borrowing needs, and does not intend to make investments using funds borrowed under the Credit Facility. The Fund estimates that interest payments on the Credit Facility for the Fund’s current fiscal year will be less than one basis point based on anticipated usage of the Credit Facility throughout the year.
(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The amounts under this line item are estimated for the current fiscal year and estimated to be less than 1 basis point. Therefore, any such estimated amounts are included in other expenses.
(4)	Other expenses include, but are not limited to, accounting, legal and auditing fees of the Fund, organizational costs, expenses related to the Fund’s distribution reinvestment plan, as well as fees paid to the Administrator, the transfer agent, the custodian and the Directors. Other expenses includes expenses of the Fund’s Subsidiaries and any SPVs treated as Subsidiaries for purposes of compliance with the 1940 Act (See “Investment Strategy and Types of Investments - Investment Structures”). We based these expenses on estimated amounts for the Fund’s first fiscal year of operations.

Management Fees [Percent]	2.50%	[1]
Interest Expenses on Borrowings [Percent]	0.00%	[2]
Acquired Fund Fees and Expenses [Percent]	0.00%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.13%	[4]
Total Annual Expenses [Percent]	3.63%	[4]
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. Transaction expenses are included in the following example.

Example	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$36	$113	$195	$427

The foregoing table is to assist you in understanding the various costs and expenses that an investor in our common stock will bear directly or indirectly. While the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, if our Board authorizes and we declare a cash dividend, participants in our distribution reinvestment plan who have not otherwise elected to receive cash will receive a number of shares of our common stock, determined by dividing the total dollar amount of the distribution payable to a participant by the market price per share of our common stock at the close of trading on the valuation date for the distribution. See “Distribution Reinvestment Plan” for additional information regarding our distribution reinvestment plan.

Expense Example, Year 01	$ 36
Expense Example, Years 1 to 3	113
Expense Example, Years 1 to 5	195
Expense Example, Years 1 to 10	$ 427
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The expenses shown in the table under “Annual expenses” are based on estimated amounts for our current fiscal year. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this Prospectus contains a reference to fees or expenses paid by “us” or “the Fund” or that “we” will pay fees or expenses, you will indirectly bear these fees or expenses as an investor in the Fund.

Basis of Transaction Fees, Note [Text Block]	Percentage of Net Assets Attributable to Common Stock
Other Expenses, Note [Text Block]	Other expenses include, but are not limited to, accounting, legal and auditing fees of the Fund, organizational costs, expenses related to the Fund’s distribution reinvestment plan, as well as fees paid to the Administrator, the transfer agent, the custodian and the Directors. Other expenses includes expenses of the Fund’s Subsidiaries and any SPVs treated as Subsidiaries for purposes of compliance with the 1940 Act (See “Investment Strategy and Types of Investments - Investment Structures”). We based these expenses on estimated amounts for the Fund’s first fiscal year of operations.
Management Fee not based on Net Assets, Note [Text Block]	Under the Investment Advisory Agreement we pay the Adviser a Management Fee, payable quarterly, in an amount equal to 2.50% of our average gross assets at the end of the two most recently completed calendar quarters. For purposes of the Investment Advisory Agreement, the term “gross assets” excludes cash and cash equivalents but includes assets purchased with borrowed funds, and also includes short term investments that do not qualify as cash equivalents under US GAAP such as U.S. Government Securities with a maturity longer than three months measured at the date of purchase. The Adviser did not charge a Management Fee prior to May 20, 2026, the effective date of the Fund’s registration statement on Form N-2 relating to the listing of its common stock on the Exchange (the “Effective Date”). The Management Fee reflected in the table is estimated for the Fund’s current fiscal year. This estimate is calculated by determining the ratio that the Management Fee bears to our net assets attributable to common stock (rather than our gross assets). This estimate includes the management fees of the Fund’s Subsidiaries and any SPVs treated as Subsidiaries for purposes of compliance with the 1940 Act (See “Investment Strategy and Types of Investments - Investment Structures”).
Acquired Fund Fees Estimated, Note [Text Block]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The amounts under this line item are estimated for the current fiscal year and estimated to be less than 1 basis point. Therefore, any such estimated amounts are included in other expenses.
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]

Senior Securities

We may borrow funds to make investments. Although we do not expect to do so, we may also borrow funds, consistent with the limitations of the 1940 Act, in order to make the distributions required to maintain our status as a RIC under Subchapter M of the Code. We are permitted, under specified conditions, to issue one class of indebtedness and one class of equity senior to the shares offered hereby if our asset coverage with respect thereto, as defined in the 1940 Act, is at least equal to 300% immediately after such issuance of senior securities representing indebtedness, and 200% immediately after each issuance of senior securities which are shares of beneficial interest. We are also permitted to issue promissory notes or other evidences of indebtedness in consideration of a loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed, provided that our asset coverage with respect to our outstanding senior securities representing indebtedness is at least equal to 300% immediately thereafter. In addition, while any senior securities remain outstanding, we must make provisions to prohibit any distribution to our stockholders or the repurchase of such securities or shares unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. We may also borrow amounts up to 5% of the value of our gross assets for temporary or emergency purposes without regard to asset coverage.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective

The Fund’s investment objective is long-term capital appreciation. The Adviser believes that a select number of technology companies possess the potential to become generational leaders, significantly shaping global markets and economies over extended periods. These companies are creating new markets, such as Space or Artificial Intelligence, or are disrupting existing markets such as FinTech or Software. Emerging technologies, such as artificial intelligence, are accelerating transformative changes across industries. These companies have reached scale once reserved for the public markets. They are led by strong founders who are building these businesses for the long term. However, due to evolving dynamics within the global capital markets, these high-potential companies are increasingly electing to remain private for longer durations, limiting access for most investors around the globe.

The Fund seeks to provide investors with access to these select, privately-held generational technology companies that are anticipated to achieve sustained growth and create enduring value for stockholders. The Fund will differentiate from other private technology investment vehicles by strategically concentrating its holdings in the smallest number of generational companies permitted by applicable regulations. By maintaining a highly concentrated portfolio, typically consisting of approximately 15 material positions that create exposure to significant late-stage private technology companies, the Adviser seeks to optimize the Fund’s potential for outsized investment returns.

The Adviser believes that the Fund is ideally positioned to deliver on its investment objective for several key reasons:

●	Access to private technology markets through an investment vehicle providing public market liquidity for private market exposure.

●	Curated portfolio of late-stage, next-generation private tech leaders previously inaccessible to most investors.

●	Portfolio constructed and managed by seasoned venture capital investors with 16-year track record successfully accessing secondary investment opportunities.

●	Focused strategy and analytical approach leverages the Adviser’s expertise to target the most validated, high-potential companies.

There can be no assurance that our investment objective will be achieved or that our investment program will be successful. Our investment objective may be changed by our Board without prior stockholder approval.

Investment Strategy and Types of Investments

In the venture capital asset class, returns are characterized by a “power law” distribution, in which a small number of portfolio companies, comprising approximately 10% of portfolio investments, generate a disproportionate share of overall investment gains. While many early- and growth-stage companies may fail or deliver modest returns, this limited subset-often referred to as “outliers”-can achieve exceptional outcomes and materially impact the performance of a portfolio. The Fund’s strategy is designed to identify companies that have demonstrated their outlier potential and concentrate exposure in them, as the Adviser believes that meaningful participation in a small number of transformative private technology companies offers the most compelling opportunity for long-term capital appreciation. The name of the Fund - Powerlaw - emphasizes this well documented fact about venture capital returns.

Our core investment themes specifically target sectors that the Adviser believes are poised for transformative growth, including next-generation dominant enterprise SaaS platforms, leading consumer platforms, modern aerospace and defense technologies, and companies at the forefront of artificial intelligence innovation. This thematic and concentrated approach positions the Fund to capitalize on substantial growth opportunities in these rapidly evolving sectors.

Investment Criteria

The Fund’s investment strategy focuses on identifying and investing in select outlier companies by leveraging the extensive experience of the Adviser’s personnel and Akkadian’s position in the venture capital ecosystem. We specifically will target a small group of companies characterized by:

●	Exceptional revenue scale within the venture capital ecosystem, typically generating annual revenues exceeding $500 million, although in exceptional and limited circumstances we will consider companies at all levels of development.
●	Market capitalization surpassing $5 billion, with a focus on companies with more than $10 billion of market capitalization.

●	Globally recognized and respected brand identities.

●	Significant and durable competitive advantages with the potential to compound growth for many years.

●	A track record of raising substantial capital, typically in excess of $500 million, from highly regarded venture capital institutions.

●	Consistent and sustained annual revenue growth exceeding 20% in large and growing addressable markets.

●	Demonstrated robust investor demand in the top decile of companies within secondary market marketplaces.

●	Potential to be durable, high-performance public companies.

The aforementioned criteria represent desired targets. We cannot guarantee that all of the Fund’s Portfolio Companies will meet the desired targets.

Late-stage technology companies are increasingly choosing to delay IPOs and remain private for extended periods. This shift is driven by several key factors, including abundant private market capital, allowing these companies to raise significant funds without the regulatory scrutiny and public reporting requirements that accompany an IPO. Remaining private enables them to focus more strategically on long-term growth initiatives without the pressure to meet short-term earnings targets. Additionally, private companies can maintain greater confidentiality regarding proprietary technology and business strategies, thereby protecting their competitive advantages. Furthermore, liquidity solutions such as secondary market transactions provide early investors and employees with partial liquidity, reducing the urgency of public market access. Collectively, these factors encourage leading technology companies to delay public listings, resulting in prolonged periods of private operation and larger valuations before entering public markets. The Fund is designed to provide access to these companies at a relatively early stage of their growth and value creation trajectory.

Once the Adviser identifies the outlier companies, the Adviser then conducts a rigorous due diligence process. The Adviser analyzes financial performance using publicly available information, secondary market pricing, interviews with industry experts and former employees, reviews of capitalization structures and analyses of the company’s addressable market and competitive threats.

This disciplined selection approach positions the Fund to capture value from companies that the Adviser believes are poised to deliver substantial, long-term returns to our investors.

Investment Structures

As certain companies grow and experience significant increased value while remaining private, employees and other stockholders may seek liquidity by selling shares directly to a third party or to a third party via a secondary marketplace. Sales of shares in private companies are typically governed by contractual transfer restrictions and may be further restricted by provisions in company charter documents, investor rights of first refusal and co-sale and company employment and trading policies.

Direct equity investments. We will seek direct investments in private companies. There is a large market among emerging private companies for equity capital investments. We will seek to be a source of such equity capital as a means of investing in these companies and look for opportunities to invest alongside other venture capital and private equity investors with whom we have established relationships.

Private secondary marketplaces and direct share purchases. Over the past 16 years, Akkadian has developed relationships with over 40 brokers who provide it and its affiliated entities access to various opportunities. In addition, the Adviser may use private secondary marketplaces such as Hiive Markets Limited, Forge Securities LLC, NPM Securities, LLC, and Zanbato Securities LLC, which have registered with the SEC’s Alternative Trading System by filing a Form ATS with the SEC and which are registered broker-dealers and FINRA members as reported by FINRA’s Brokercheck online service. Such private secondary marketplaces are used to source introductions to potential sellers of (i) equity and equity-related interests in privately held companies that meet the Adviser’s investment criteria and (ii) equity interests in SPVs that provide indirect access to equity and equity-related interests in privately held companies that meet the Adviser’s investment criteria. Upon receiving such introductions via the private secondary marketplaces, the Adviser (a) negotiates, documents, and closes the transactions directly with the sellers or via the corresponding private secondary marketplace and (b) if applicable pays a commission to the private secondary marketplace. The Fund will also purchase shares directly from stockholders, including current or former employees, of privately-held companies that meet the Adviser’s investment criteria, by leveraging Akkadian’s relationships at the target companies in the broader venture capital community.

The Fund will seek to deploy capital primarily in the form of non-controlling equity and equity-linked investments in Portfolio Companies. The term “equity” includes common shares, preferred shares, and convertible securities. The term “equity-linked security” includes securities, the returns on which are linked to the performance of an equity security.

The Fund seeks to invest directly in the equity securities of Portfolio Companies, however, in order to increase its access to Portfolio Companies, the Fund may also invest in (i) SPVs and similar investment structures, (ii) forward contracts for future delivery of stock, swaps or other synthetic equity agreements, and (iii) Private Funds to gain diversified exposure to Portfolio Companies or to obtain co-investment opportunities from Private Fund managers. In addition, the Fund may purchase equity interests in SPVs in secondary transactions. The Fund may invest in Portfolio Companies through secondary purchases and exchanges from selling stockholders of such companies and direct purchases from such Portfolio Companies.

The Fund invests in SPVs that are private investment vehicles managed by unaffiliated external managers or general partners that are designed to provide the Fund and other eligible investors access to concentrated economic exposure of one or more specific private companies through a private offering of securities exempt from registration under the Securities Act pursuant to Regulation D. Other eligible investors in the SPVs may include high net worth individuals, family offices, and entities that satisfy “accredited investor” or “qualified purchaser” requirements, depending on the structure of the SPV. Generally, other investors in the SPV will not be affiliated with the Fund or Adviser, however, the Fund may co-invest in SPVs with affiliates in accordance with the 1940 Act, the rules thereunder, and any related guidance or exemptive relief obtained by the Fund. An SPV may source its investments in underlying private companies through a variety of methods, including through existing investment, business or other relationships that the manager of the SPV may have with a private company or its founders and/or key employees. Individual SPVs that the Fund expects to invest in may have different terms and structures, which may present unique risks and a different economic experience or return profile than if the Fund were to hold interests in the underlying private companies directly. The types of SPVs in which the Fund expects to invest may charge upfront sales charges as well as management fees and/or carried interest-type fees that will impact the value of the Fund’s investment and the Fund’s investment return. All investors in an SPV typically will have similar rights, which are documented in the governing documents of the SPV, subject to the terms of any side letters entered between an investor (including the Fund) and the manager of the SPV that may alter such rights and/or provide certain benefits to individual SPV investors. When investing in SPVs, the Fund seeks to obtain information rights that are typical for investors in SPVs, including rights to receive timely annual capital account statements, financial statements and tax statements, as well as confirmation of the SPV’s continued ownership of interests in the underlying Portfolio Company securities. The Fund does not primarily control any such SPVs, and such SPVs will not be consolidated for financial reporting purposes or treated as subsidiaries of the Fund. Private investment vehicles in which the Fund invests that are primarily controlled by the Fund will be consolidated for financial reporting purposes and treated as Subsidiaries. The Fund may hold 100% of the equity of, or contribute substantially all of the capital to, certain SPVs that it does not primarily control or manage. In these situations, the Fund does not consolidate these entities for financial reporting purposes but will treat these SPVs as “Subsidiaries” for purposes of compliance with the 1940 Act. Specifically (i) the Fund will comply with the provisions of the 1940 Act regarding investment policies (Section 8) on an aggregated basis with these SPVs; (ii) the Fund complies with the provisions of the 1940 Act governing capital structure and leverage (Section 18) on an aggregated basis with these SPVs, so that the Fund treats the debt of these SPVs as its own debt for purposes of Section 18; (iii) these SPVs will comply with 1940 Act affiliated transaction restrictions and custody requirements (Section 17); (iv) to the extent that the SPV manager is engaged in activities with respect to the SPV that would cause the SPV manager to be an “investment adviser” of that SPV as that term is defined in the 1940 Act, the SPV will enter into an agreement with the SPV manager, with such terms as required by Section 15(a) of the 1940 Act, and the Board of Directors will approve such agreement and a template form of SPV manager agreement will be filed as an exhibit to the registration statement (for the avoidance of doubt, no such SPV manager will be considered an adviser or sub-adviser to the Fund); (v) the management fee, if any, of these SPVs, including any performance fee, will be included in the management fee line item of the Fund’s fees and expenses table, and the SPVs’ expenses will be included in the other expenses line item of the Fund’s fees and expenses table; and (vi) these SPVs will agree to inspection of their books and records by the SEC, and such books and records will be kept in accordance with the 1940 Act (Section 31).

In limited circumstances, certain investments of the Fund may be structured through a Multi-Layer SPV. Under this arrangement, the Fund initially invests in an intermediary vehicle, typically organized as a limited liability company or limited partnership. That intermediary vehicle may invest directly in a single-tier special purpose entity, the Primary SPV, which directly owns securities of the underlying Portfolio Company or may invest in additional intermediary vehicles, which ultimately invest directly in a Primary SPV.

The Multi-Layer structure facilitates efficient management of investment terms, eases compliance with transfer restrictions and regulatory requirements, and allows for tax optimization. Specifically, it provides the Fund with increased flexibility to participate in complex secondary market transactions, manage liquidity events, accommodate investor-specific regulatory constraints, and optimize capital calls and distributions.

In a Multi-Layer SPV structure, the Fund retains economic exposure to the underlying portfolio investments through its direct or indirect ownership of interests in the Primary SPV, subject to the terms and agreements governing the respective SPVs. Investors in the Fund should carefully consider the additional structural complexity and potential risks arising from such arrangements.

See “Risk Factors - There are risks associated with investing in SPVs or similar investment structures, including that the Fund will bear its pro rata portion of expenses on investments in SPVs and will have no direct claim against underlying Portfolio Companies” for a description of the risks of investing through SPVs.

The Fund may make investments directly or indirectly through one or more Subsidiaries that primarily engage in investment activities in securities and other assets and that the Fund primarily controls and consolidates for financial reporting purposes. The Fund forms Subsidiaries to manage investments with increased flexibility, simplify transfers of economic interests, and mitigate investment-specific risks. The Subsidiaries are consolidated with the Fund for financial reporting purposes and for purposes of compliance with the 1940 Act. Specifically (i) the Fund will comply with the provisions of the 1940 Act regarding investment policies (Section 8) on an aggregated basis with its Subsidiaries; (ii) the Fund complies with the provisions of the 1940 Act governing capital structure and leverage (Section 18) on an aggregated basis with its Subsidiaries, so that the Fund treats the debt of its Subsidiaries as its own debt for purposes of Section 18; (iii) the Subsidiaries will comply with 1940 Act affiliated transaction restrictions and custody requirements (Section 17); (iv) to the extent any of the Fund’s subsidiaries have investment advisers, the investment advisers to the Fund’s Subsidiaries will comply with Section 15 regarding approval of advisory agreements, and the Fund will file any such agreements as exhibits to its registration statement (note that the Adviser is authorized to create Subsidiaries pursuant to delegated authority to the Adviser within the Investment Advisory Agreement and the Adviser does not enter into separate advisory agreements with the Subsidiaries it creates); (v) the management fee, if any, of the Subsidiaries, including any performance fee, will be included in the management fee line item of the Fund’s fees and expenses table, and the Subsidiaries’ expenses will be included in the other expenses line item of the Fund’s fees and expenses table; and (vi) the Subsidiaries will agree to inspection of their books and records by the SEC, and such books and records will be kept in accordance with the 1940 Act (Section 31). The Fund and its stockholders will bear the respective organizational and operating fees, costs, expenses and liabilities of Subsidiaries created by the Fund. References herein to the Fund’s investments also refer to any Subsidiary’s investments.

To the extent that the Fund invests in Private Funds, investors should be aware that investing in Private Funds introduces additional layers of structural complexity, and potential risks related to liquidity, transparency and valuation. Investments in Private Funds also may result in additional indirect costs for stockholders. See “Risk Factors - Investments in Private Funds may involve significant risks, including that the Adviser will have no control over the investments of the Private Fund and the Fund will bear its pro rata portion of expenses on investments in Private Funds.”

See “The Fund and Our Current Portfolio” for the percentage of the Fund held in each type of investment.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our common stock involves a number of significant risks. Before you invest in our common stock, you should be aware of various risks associated with the investment, including those described below. You should carefully consider these risk factors, together with all of the other information included in this Prospectus, before you decide whether to make an investment in our common stock. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, you may lose all or part of your investment.

Risks Related to Our Business and Our Structure

The Fund is a newly formed entity with limited operating history as a closed-end management investment company.

The Fund is a newly formed entity with limited operating history as a closed-end management investment company. As such, there is a very limited basis upon which a potential investor can evaluate the Fund’s ability to achieve its stated investment objective. Additionally, the Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of your investment could decline substantially or become worthless.

The past investment performance of any entities with which the principals have been associated may not be indicative of the future results of an investment in the Fund. In other words, considering the prior performance information contained herein and contained in other materials provided, all prospective investors should bear in mind that past performance is not necessarily indicative of future results, and there can be no assurance that the company will achieve comparable results. Actual results could differ materially from those realized in the prior funds.

The Fund may lack investment diversification and is subject to greater risk than a broadly diversified fund.

We are classified as “non-diversified” under the 1940 Act. As a result, we will be able to invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

The Fund will not have any specific size limits on holdings in securities of issuers, or in any one industry or size of issuer except as described in this Prospectus. Accordingly, the equity and equity-linked securities in which the Fund invests are not expected to be diversified across multiple sectors and may also be concentrated in specific regions or countries, such as the United States. The Fund may also have a significant portion of investments in the securities of a single issuer.

A relatively high concentration of assets could result in a portfolio that may be more vulnerable to fluctuations in value resulting from adverse conditions that may affect the economy, a particular industry, or a segment of issuers than would otherwise be the case if the Fund were required to maintain wide diversification. Consequently, significant declines in the fair value of the Fund’s larger investments will produce a material decline in the Fund’s NAV.

To the extent we limit our number of investments, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. Subject to our RIC asset diversification requirements, our investments could be focused on relatively few issuers. As a result, a downturn in any particular industry in which a significant number of our Portfolio Companies operate could materially adversely affect us.

The Fund’s strategy of maintaining a highly concentrated portfolio is designed to offer substantial benefits but also entails significant risks. Concentration allows the Fund to focus its investments on a select number of high-conviction companies, optimizing the potential for outsized returns and maximizing the beneficial impact of successful portfolio outcomes. Furthermore, this approach facilitates deeper due diligence, enhanced strategic oversight, and dedicated resources per investment, supporting informed decision-making and effective monitoring. Additionally, investors benefit from clarity and transparency regarding the Fund’s targeted investment thesis and specific exposure to industry-leading companies.

However, maintaining a concentrated portfolio increases certain risks. A limited number of investments heightens the potential impact of individual company underperformance or adverse developments, increasing overall portfolio volatility. Moreover, reduced diversification amplifies the Fund’s exposure to sector-specific, company-specific, and systemic risks, potentially magnifying negative outcomes during market downturns or disruptions. Additionally, concentrated portfolios may face liquidity challenges, particularly when holding privately held companies, potentially complicating exit strategies or the ability to realize investments at desired valuations. Concentration can also elevate regulatory, valuation, and market risks, especially when the Fund invests primarily in companies within a single industry or sector. In addition, if a Portfolio Company objects to the Fund’s investment, and the Fund disposes of the position as a result, the impact on a concentrated portfolio will be more significant than would be the case with a non-concentrated portfolio. See “Risk Factors - Indirect investments in Portfolio Companies involve substantial risks, including that Portfolio Companies may object to the Fund’s investments, which could result in the Fund disposing of such investments, including potentially on unfavorable terms or at a loss.”

Adverse market conditions may have a material adverse impact on the Fund’s Portfolio Companies and the Fund’s returns.

The value of, and the income generated by, the securities in which the Fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rate changes, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, exchange trading suspensions and closures, infectious disease outbreaks, or pandemics. Rapid or unexpected changes in market conditions could cause the Fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs, and significantly lower interest rates. These actions may result in significant expansion of public debt and greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Political, social and economic uncertainty risks could have a material adverse effect on the Fund.

Social, political, economic, and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments, and other systems, including the financial markets, to which the Fund and the issuers in which it invests are exposed. As global systems, economies, and financial markets are increasingly interconnected, events that once had only local impacts are now more likely to have regional or even global effects. Events that occur in one country, region, or financial market will, more frequently, adversely impact issuers in other countries, regions, or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.

Uncertainty can result in or coincide with: increased volatility in the global financial markets, including those related to equity and debt securities, loans, credit, derivatives, and currency; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprises; greater governmental involvement in the economy or in social factors that impact the economy; greater, less, or different governmental regulation and supervision of the securities markets and market participants and increased, decreased, or different processes for and approaches to monitoring markets and enforcing rules and regulations by governments or self-regulatory organizations; limited, or limitations on the, activities of investors in such markets; controls or restrictions on foreign investment, capital controls, and limitations on repatriation of invested capital; inability to purchase and sell assets or otherwise settle transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

Recent examples of the above include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel and the United States, Iran and Israel in the Middle East. Russia’s invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. Additionally, the ongoing armed conflict between Israel and Hamas and other militant groups in the Middle East and the hostilities between the United States, Israel and Iran and related events may cause significant market disruptions and volatility. These events may adversely affect regional and global economies, including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas, and other commodities, as well as global supply chains, may be particularly adversely affected. The Fund currently has an investment in VAST Data, which is based in Israel and could be adversely affected by these conflicts. Whether or not the Fund invests in securities of other issuers located in Russia, Ukraine, Israel, and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments.

U.S. and global markets have experienced increased volatility, including as a result of failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and companies in which it invests. For example, if a bank in which the Fund or a Portfolio Company has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or Portfolio Company. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility, and/or other services to a Portfolio Company fails, the Portfolio Company could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by Portfolio Companies remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services, or result in the Portfolio Companies being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and Portfolio Companies, both from market conditions and potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, due to developments in the banking industry or otherwise (including because of delayed access to cash or credit facilities), could have an adverse impact on the Fund and its Portfolio Companies.

Although it is impossible to predict the precise nature and consequences of these events, or of any political or policy decisions and regulatory changes occasioned by emerging events or uncertainty on applicable laws or regulations that impact the Fund’s investments, it is clear that these types of events will impact the Fund and the issuers in which it invests. The issuers in which the Fund invests could be significantly impacted by emerging events and uncertainty of this type, and the Fund will be negatively impacted if the value of its portfolio holdings decreases as a result of such events and the uncertainty they cause. There can be no assurance that emerging events will not cause the Fund to suffer a loss of any or all of its investments or interest thereon. The Fund will also be negatively affected if the operations and effectiveness of the Adviser, its affiliates, the issuers in which the Fund invests, or their key service providers are compromised or if necessary or beneficial systems and processes are disrupted.

A cyber-attack could have a material adverse effect on the Fund.

Like other business enterprises, the use of the internet and other electronic media and technology exposes the Fund and its service providers to potential operational and information security risks from cyber-security incidents, including cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release or misuse of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund or the Adviser, custodian, transfer agent, intermediaries, and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of stockholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private stockholder information or confidential (including proprietary) company information, impede trading, subject the Fund to regulatory fines or financial losses, cause reputational damage, and/or otherwise disrupt normal business operations. The Fund may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for trading counterparties and issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such Portfolio Companies to lose value. The Adviser has established business continuity plans and risk management systems reasonably designed to seek to reduce the risks associated with cyber-attacks, but there is no guarantee the Adviser’s efforts will succeed either entirely or partially because, among other reasons: the nature of malicious cyber-attacks is becoming increasingly sophisticated; the Adviser cannot control the cyber-security systems of issuers or third-party service providers; and there are inherent limitations to risk management plans and systems, including that certain current risks may not have been identified and additional unknown threats may emerge in the future. There is also a risk that cybersecurity breaches may not be detected.

Changes to U.S. tariff and import/export regulations may have a negative effect on the operations of our Portfolio Companies and, in turn, negatively impact us.

The U.S. government continues to enact and propose the imposition of new tariffs on specific countries and commodities, and may in the future increase or propose additional tariffs. In response, certain foreign trading partners, and others in the future, may impose retaliatory tariffs on certain U.S. goods or take other actions with respect to U.S. trade barriers. Although the Supreme Court recently invalidated the tariffs imposed under the International Emergency Economic Powers Act (“IEEPA”), certain tariff rates and obligations established through trade agreements that were negotiated during active IEEPA tariffs remain in effect, and the current administration has announced widely applicable tariffs pursuant to the Trade Act of 1974, effective February 24, 2026. The administration has indicated that it will continue seeking to implement tariffs through other statutory authorities as well. The scope of the Supreme Court’s decision may create market uncertainty as it relates to the availability of refunds for prior tariffs and the imposition of new tariffs to replace those imposed under IEEPA. The foregoing trade policy landscape has created significant uncertainty about the future relationship between the United States and certain other countries with respect to trade policies, treaties and new and increased tariffs. These developments, or the continued uncertainty relating to U.S. trade policies, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade. The uncertainty relating to U.S. trade policies has increased market volatility. Any of these factors could depress economic activity and restrict the Fund’s Portfolio Companies’ access to suppliers or customers and have a material adverse effect on their business, financial condition and results of operations, which in turn would negatively impact the Fund’s business.

The loss of the services of any key personnel or data could have a material adverse effect on the Adviser and materially adversely affect the Fund’s financial condition and results of operations.

The management and governance of the Fund depends on the services of certain key personnel of the Adviser. The loss of the services of any key personnel could have a material adverse effect on the Adviser and materially adversely affect the Fund’s financial condition and results of operations.

The Fund will rely on the Adviser to manage the Fund’s investments, including sourcing and due diligence. Consequently, the Fund’s ability to achieve its investment objectives depends in large part on the Adviser and its ability to identify and advise the Fund on attractive investment opportunities. This means that the Fund’s investments are dependent upon the Adviser’s business contacts, its ability to successfully hire, train, supervise, manage and retain its personnel and its ability to maintain its operating systems. If the Fund were to lose the services provided by the Adviser or its key personnel or if the Adviser fails to satisfactorily perform its obligations under the Investment Advisory Agreement, the Fund’s investments and growth prospects may decline.

In addition to key personnel, the Adviser relies extensively on third-party information and data sources to make investment decisions. Errors or inaccuracies in such third-party information could lead to flawed investment decisions and negatively impact the Fund’s performance.

The Adviser is newly formed and does not have experience managing a registered investment company.

While members of the Adviser’s experienced executive team have significant experience investing in the Fund’s target investments, the Adviser has no investment advisory experience managing a registered management investment company. Therefore, the Adviser may not be able to successfully operate the Fund’s business or achieve its investment objectives. As a result, an investment in the shares may entail more risk than the shares of a comparable company with a substantial operating history. The 1940 Act imposes numerous constraints on the operations of registered management investment companies that do not apply to the other types of investment vehicles.

The Fund’s financial condition and results of operations depend on its ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, and invest in Portfolio Companies that meet its investment criteria. Accomplishing this result on a cost-effective basis is largely a function of the Adviser’s structuring of the investment process and its ability to provide competent, attentive, and efficient services to the Fund. There can be no assurance that the Adviser will be successful in investing in Portfolio Companies that meet the Fund’s investment criteria, or that the Fund will achieve its investment objective. It may be difficult to implement the Fund’s strategy unless the Fund maintains a meaningful amount of assets. The success of the Fund will depend in part upon the skill and expertise of the Adviser. Even if the Fund is able to grow and build upon its investment operations, any failure to manage growth effectively could have a material adverse effect on the Fund’s business, financial condition, results of operations and prospects. The Fund’s results depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets, and economic conditions. Furthermore, if the Fund cannot successfully operate its business or implement the Fund’s investment policies and strategies as described herein, it could negatively impact the ability to make distributions.

The Fund will likely experience fluctuations in its quarterly results, and it may be unable to replicate past investment opportunities or make the types of investments it has made to date in future periods.

The Fund will likely experience fluctuations in its quarterly operating results due to a number of factors, including the rate at which it makes new investments, the level of its expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which it encounters competition in the markets, and general economic and market conditions. These fluctuations may, in certain cases, be exaggerated as a result of the Fund’s focus on realizing capital gains rather than current income from its investments. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.

The Fund operates in a highly competitive market for direct equity investment opportunities. If the Fund is unable to make investments, it may have an adverse effect on its performance.

A large number of entities compete with the Fund to make the types of direct equity investments that the Fund targets as part of its business strategy. The Fund competes for such investments with a large number of private equity and venture capital funds, secondary market funds, other equity and non-equity-based investment funds, investment banks, and other sources of financing, including traditional financial services companies such as commercial banks and specialty finance companies. Many of the Fund’s competitors are substantially larger than the Fund and have considerably greater financial, technical, and marketing resources than the Fund does. For example, some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than us. There can be no assurance that the competitive pressures the Fund faces will not have a material adverse effect on its business, financial condition, and results of operations. Also, as a result of this competition, the Fund may not be able to take advantage of attractive investment opportunities from time to time, and the Fund can offer no assurance that the Adviser will be able to identify and make direct equity investments that are consistent with the Fund’s investment objective. To the extent the Fund is unable to make investments in Portfolio Companies, an over-allocation of its assets in cash could have an adverse effect on the overall performance of the Fund, as investments in cash and cash equivalents may not earn significant returns.

There are significant potential conflicts of interest which could impact the Fund’s investment returns and limit the flexibility of its investment policies.

Certain members of the Adviser’s team may serve as officers or directors of entities that operate in a line of business similar to the Fund’s, including new entities that may be formed in the future. Accordingly, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or the Fund’s stockholders.

While the investment focus of each of these entities may be different from the Fund’s investment objective, it is likely that new investment opportunities that meet the Fund’s investment objective will come to the attention of one of these entities, or new entities that will likely be formed in the future in connection with another investment advisory client or program, and, if so, such opportunity might not be offered, or otherwise made available, to the Adviser or the Fund. However, the Fund’s executive officers and Adviser intend to treat the Fund in a fair and equitable manner consistent with their applicable duties under law so that the Fund will not be disadvantaged in relation to any other particular client. In addition, while the Adviser anticipates that it will from time to time identify investment opportunities that are appropriate for both the Fund and the other funds or accounts that in the future may be managed by the Adviser or an affiliate of the Adviser, to the extent it does identify such opportunities, the Adviser will establish a written allocation policy to ensure that the Fund is not disadvantaged with respect to the allocation of investment opportunities among the Fund and such other funds and accounts. The Adviser and its affiliates, as applicable, will allocate investment opportunities among its managed funds and accounts, including the Fund, in accordance with its fiduciary duties to all the funds and accounts managed by the Adviser or its affiliates.

In the event the value of your investment declines, the Management Fee will still be payable.

The Management Fee is payable regardless of whether the NAV of the Fund or your investment declines. As a result, the Fund will owe the Adviser a Management Fee regardless of whether it incurred significant realized capital losses and unrealized capital depreciation (losses) during the fiscal period for which the Management Fee is paid.

Changes in laws or regulations governing the Fund’s operations may adversely affect its business.

The Fund and its Portfolio Companies are subject to regulation by laws at the local, state, and federal levels. These laws and regulations, as well as their interpretations, may be changed from time to time. Any change in these laws or regulations could have a material adverse effect on the Fund’s business and the value of your investment. Changes in tax laws or interpretations by regulatory bodies such as the IRS could negatively affect the Fund’s qualification as a RIC or alter the tax consequences of our investment transactions.

The transparency of the Fund’s performance reporting may indirectly increase the difficulty of investing in certain Portfolio Companies.

Although the Adviser will not report on the performance of individual Portfolio Companies, the Adviser will report on the Adviser’s website the valuation of securities owned by the Fund and the aggregate Fund-level performance. As a result, some Portfolio Companies might be concerned that their performance could be derived from such figures. Such concern might be heightened in reverse proportion to the number of Portfolio Companies existing in the Fund’s portfolio. These concerns might lead Portfolio Companies to oppose the sale of their securities to the Fund and might make it more difficult for the Fund to execute its investment strategy.

The Adviser has full discretion over the Fund’s portfolio, and the Fund’s stockholders are not involved in investment decisions.

Subject to the implementation of the investment limitations described herein, the Adviser has complete discretion in managing the Fund’s portfolio. The Fund’s stockholders will not make decisions with respect to the management, disposition, or other realization of any investment made by the Fund, or other decisions regarding the Fund’s business and affairs. The Adviser’s incentive compensation structures for its personnel, including performance fees or carried interest arrangements in affiliated entities, may incentivize risk-taking behaviors, potentially influencing investment decisions in ways that could adversely impact the Fund. Failures in the Adviser’s internal controls, compliance systems, technology platforms, or operational infrastructure could result in losses, regulatory penalties, or other adverse consequences for the Fund.

Our investment portfolio will be recorded at fair value as determined in good faith in accordance with procedures established by our Board and, as a result, there is and will be uncertainty as to the value of our portfolio investments.

Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined in accordance with procedures established by our Board. There may not be a public market or active secondary market for certain of the types of investments that we hold and intend to make. Our investments may not be publicly traded or actively traded on a secondary market but, instead, may be traded on a privately negotiated over-the-counter secondary market for institutional investors, if at all. As a result, we will value these investments monthly at fair value as determined in good faith in accordance with valuation policies and procedures approved by our Board.

The determination of fair value, and thus the amount of unrealized appreciation or depreciation we may recognize in any reporting period, is to a degree subjective. Additionally, our Adviser has a conflict of interest in making recommendations of fair value because its management fee is calculated based on the value of the assets in the Fund. We will value our investments monthly at fair value in accordance with valuation policies and procedures approved by our Board, based on, among other things, input of the Adviser and independent third-party valuation firm(s) engaged at the direction of the Board. The types of factors that may be considered in determining the fair values of our investments include the nature and realizable value of any collateral, the Portfolio Company’s ability to make payments and its earnings, the markets in which the Portfolio Company does business, comparison to publicly traded companies, discounted cash flow, current market interest rates and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, the valuations may fluctuate significantly over short periods of time due to changes in current market conditions. The determinations of fair value in accordance with procedures established by our Board may differ materially from the values that would have been used if an active market and market quotations existed for such investments. The methodologies used to determine fair value involve significant subjective judgments and estimates, which may differ materially from values that could ultimately be realized upon a liquidity event or other disposition. Our NAV could be adversely affected if the determinations regarding the fair value of the investments were materially higher than the values that we ultimately realize upon the disposal of such investments. Our ability to enter into transactions with our affiliates is restricted.

We are prohibited under the 1940 Act from participating in certain transactions with our affiliates without the prior approval of the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act and we are generally prohibited from buying or selling any securities from or to such affiliate. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same Portfolio Company without prior approval of the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or directors or their affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any investment fund managed by our Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us. We may co-invest with our Adviser or our officers and directors in a manner consistent with guidance promulgated under the no-action position of the SEC set forth in Mass Mutual Life Ins. Co. (SEC No-Action Letter, June 7, 2000), on which similarly situated funds like us rely in order to co-invest in a single class of privately placed securities so long as certain conditions are met, including that our investment adviser or an affiliate, acting on our behalf and on behalf of other clients, negotiates no term other than price.

The Fund intends to seek exemptive relief from the SEC to permit it to co-invest with certain affiliates and other funds managed by the Adviser. This relief would permit the Fund to participate alongside affiliated entities in investment opportunities, subject to conditions designed to ensure fairness and equitable treatment, including Board oversight, allocation procedures, and compliance monitoring. There is no guarantee that such relief will be granted.

Our Board may change our non-fundamental investment policies and our investment strategies without prior notice or stockholder approval, the effects of which may be adverse.

Our Board has the authority to modify or waive our non-fundamental investment policies, and our investment criteria and strategies without stockholder approval and without prior notice. We cannot predict the effect any changes to our current non-fundamental operating policies, investment criteria and strategies would have on our business, NAV of the Fund and operating results. However, the effects might be adverse, which could negatively impact our ability to make distributions to stockholders and cause you to lose all or part of your investment.

The Fund has indemnification obligations.

We have indemnification obligations that would be payable from our assets, and such indemnification obligations will survive the winding-up and dissolution of the Fund. These include obligations with respect to certain SPVs and Private Funds in which we may invest. For example, the SPV’s or Private Fund’s assets may be used to indemnify the respective entity’s managers. In such circumstances, the SPV or Private Fund may need to sell its securities or use investor cash to fund such indemnification obligations, thereby negatively impacting the investors of the SPV or Private Fund (such as the Fund). Such liabilities may be material and have an adverse effect on the returns to investors.

Repurchases under our share repurchase program, if any, will reduce our managed assets, and there can be no assurance that repurchases will cause our shares to trade at a narrower discount to NAV.

Our Board has authorized the repurchase, on the open market, of up to 4,324,293 shares of our common stock, representing 10% of our outstanding shares as of July 20, 2026, at such times as our shares are trading on the Exchange at a discount of 5% or more to our most recently publicly reported NAV per share. Unless amended or extended by the Board, the share repurchase program will be in place until the earlier of July 20, 2027 or the repurchase of the full number of shares authorized. Repurchases under the program, if any, are at the discretion of our management, and we are not required to effect any share repurchases. There can be no assurance that repurchases of our shares, if any, will cause our shares to trade at a narrower discount to NAV or at a price equal to or in excess of NAV, or prevent or reduce any decline in the market price of our shares. Any acquisition of our shares by the Fund would decrease the managed assets of the Fund and therefore tend to have the effect of increasing the Fund’s gross expense ratio and decreasing the asset coverage with respect to any leverage outstanding. Further, the Fund will incur transaction costs in connection with any share repurchases, which will be borne by the Fund. Any repurchases of our shares will be subject to certain conditions under Rule 10b-18 under the Exchange Act and other applicable laws, which may prohibit such repurchases under certain circumstances, and we will not conduct repurchases during any Regulation M restricted period applicable to sales of shares of our common stock to Roth Principal Investments under the Purchase Agreement. Because we may repurchase shares only when our shares trade at a discount of 5% or more to NAV, and may sell shares to Roth Principal Investments only at prices not below our NAV per share, periods in which repurchases are permitted will be periods in which the committed equity facility is unavailable to us.

Risks Related to Our Investments

There are risks inherent in investing in venture-backed companies.

The types of investments that the Fund anticipates making involve a high degree of risk. In general, financial and operating risks confronting Portfolio Companies can be significant. While targeted returns should reflect the perceived level of risk in any investment situation, there can be no assurance that the Fund will be adequately compensated for risks taken. A loss of an investor’s entire investment is possible. The timing of profit realization is highly uncertain. Losses are likely to occur early in the Fund’s term, while successes often require a long maturation.

Early-stage and development-stage companies often experience unexpected problems in the areas of product development, manufacturing, marketing, financing and general management, which, in some cases, cannot be adequately solved. In addition, such companies may require substantial amounts of financing which may not be available through institutional private placements or the public markets. In addition, the markets that such companies target are highly competitive and in many cases the competition consists of larger companies with access to greater resources. The percentage of companies that survive and prosper can be small.

Investments in more mature companies in the expansion or profitable stage involve substantial risks. Such companies typically have obtained capital in the form of debt and/or equity to expand rapidly, reorganize operations, acquire other businesses, or develop new products and markets. These activities by definition involve a significant amount of change in a company and could give rise to significant problems in product or service development, marketing, sales, manufacturing, and general management of these activities.

The Fund’s investments in Portfolio Companies may be extremely risky, and the Fund could lose all or part of its investments.

Investment in Portfolio Companies involves a number of significant risks, including:

●	These Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation, and the reduction or loss of the Fund’s investment;
●	These Portfolio Companies typically have limited operating histories, less-established and comprehensive product lines, and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions, and consumer sentiment in respect of their products or services, as well as general economic downturns;
●	Because the Portfolio Companies are privately owned, there is usually little publicly available information about these businesses; therefore, although the Adviser and its agents perform due diligence on these Portfolio Companies, their operations, and their prospects, including review of independent research reports and market valuations of securities of such companies on alternative trading systems and other private secondary markets, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial or other information regarding the Portfolio Companies in which the Fund invests. Furthermore, there can be no assurance that the information that the Adviser does obtain with respect to any investment is reliable. The Fund will invest in Portfolio Companies for which current, up-to-date financial information is not available if the Adviser determines, based on the results of its due diligence review, that such investment is in the best interests of the Fund and its stockholders;
●	Portfolio companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation, or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on the Fund; and
●	Portfolio companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion, or maintain their competitive position.

There are risks associated with investing in SPVs or similar investment structures, including that the Fund will bear its pro rata portion of expenses on investments in SPVs and will have no direct claim against underlying Portfolio Companies.

The Adviser may invest in Portfolio Companies indirectly through investing in SPVs. Investors should be aware that the use of SPVs introduces additional layers of structural complexity, and additional risks related to liquidity, transparency, and valuation may exist.

The Fund, as a holder of securities issued by an SPV or similar investment structure, will bear its pro rata portion of such SPV or investment structure’s expenses. Investment in a Multi-Layer SPV introduces additional levels of expenses because the Fund must bear its pro-rata portion of the expenses of any intermediary vehicle and the Primary SPV. The fees we pay to invest in an SPV may be higher than if we invested in the underlying Portfolio Company directly. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors.

Investments in SPVs are generally illiquid, and SPVs in which the Fund invests are managed by external managers and therefore the Adviser will not have any control over the management of the SPV. In addition, the Fund’s investments in SPVs may be subject to investment lock-up periods or other transfer restrictions and may require the approval of an external manager to transfer our interests or obtain stock following an IPO. As such, the Fund may not be able to withdraw or transfer its investment at a desirable time. Even if the Fund is able to withdraw from an SPV, it may take a considerable amount of time for the SPV to redeem or liquidate the Fund’s position. An SPV’s withdrawal limitations may also restrict the Adviser’s ability to reallocate or terminate investments in SPVs that are poorly performing or have otherwise had adverse changes. We do not control the timing of cash or stock distributions from all of the external managers. The Fund will have no direct claims against any Portfolio Company held by an SPV. SPVs may have different terms and structures, which may present unique risks and a different economic experience or return profile than if the Fund were to hold interests in the underlying private companies directly.

SPVs may also present valuation and transparency challenges. Because SPVs are managed by unaffiliated persons or entities, the Fund may have little to no transparency regarding the SPVs financial position or holdings. Information provided by the SPV may be minimal, and may not be provided in a timely manner. For information about the value of the Fund’s investment in an SPV, the Adviser will be dependent on information provided by the manager of the SPV, including in some cases unaudited financial statements, which, if inaccurate, could adversely affect the Adviser’s ability to accurately value the Fund’s Shares and to manage the Fund’s investment portfolio in accordance with its investment objective. Moreover, the Adviser’s due diligence efforts may not necessarily detect fraud, malfeasance, inadequate back-office systems, or other flaws or problems with respect to the SPV manager. Stockholders have no individual right to receive information about the SPVs or their managers, will not be stockholders in the SPVs, and will have no rights with respect to or standing or recourse against the SPVs, their managers, or any of their respective affiliates. Stockholders should recognize that valuations of illiquid assets, including interests in SPVs, involve various judgments and consideration of factors that may be subjective.

Investments in Private Funds may involve significant risks, including that the Adviser will have no control over the investments of the Private Fund and the Fund will bear its pro rata portion of expenses on investments in Private Funds.

The Fund’s investments in Private Funds subject it to the risks associated with direct ownership of the securities in which the underlying funds invest. Private Funds are also subject to operational risks, such as the Private Fund manager’s ability to maintain operations, including back-office functions, property management, accounting, administration, risk management, valuation services, and reporting. The Fund may be required to indemnify certain of the Private Funds and/or their service providers from liability, damages, costs, or expenses. In addition, the Fund, as a holder of securities issued by the Private Funds, will bear its pro rata portion of such Private Fund’s expenses. The fees we pay to invest in a Private Fund may be higher than if the manager of the Private Fund managed our assets directly. Incentive fees charged by certain Private Funds may incentivize its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors. Investing in a Private Fund will have a different return profile than investing directly in the underlying portfolio securities, due to the different risks associated with these different ownership structures.

Private Funds are not registered as investment companies under the 1940 Act and, therefore, the Fund will not be afforded the protections of the 1940 Act with respect to its Private Fund investments. For example, Private Funds may employ higher and/or more complex fee structures, may not have independent boards, may not require stockholder approval of advisory contracts, may employ leverage higher than other investment vehicles such as mutual funds, may engage in joint transactions with affiliates, and are not obligated to file financial reports with the SEC.

Although the Adviser will evaluate each Private Fund and its manager to determine whether its investment programs are consistent with the Fund’s investment objective and whether the Private Fund’s investment performance is satisfactory, the Adviser will not have any control over the investments made by a Private Fund. In addition, the Fund’s investments in Private Funds may be subject to investment lock-up periods, during which the Fund may not be able to withdraw its investment. Even if the Fund’s investment in a Private Fund is not subject to lock-up, it will take a significant amount of time to redeem or otherwise liquidate such a position. Such withdrawal limitations may also restrict the Adviser’s ability to reallocate or terminate investments in Private Funds that are poorly performing or have otherwise had adverse changes. No market for the interests in a Private Fund exists or is expected to develop, and it may be difficult or impossible to transfer the interests in such Private Fund, even in an emergency.

For information about the value of the Fund’s investment in Private Funds, the Adviser will be dependent on information provided by the Private Funds, including unaudited financial statements, which, if inaccurate, could adversely affect the Adviser’s ability to accurately value the Fund’s Shares and to manage the Fund’s investment portfolio in accordance with its investment objective. A Private Fund may not provide us audited financials, and, in the absence of such audited financials, we will not have an independent third party verifying financial reports. Moreover, the Adviser’s due diligence efforts may not necessarily detect fraud, malfeasance, inadequate back-office systems, or other flaws or problems with respect to the underlying Private Fund managers. In purchasing a Private Fund interest, we entrust all aspects of the management of the Private Fund to its manager, and are subject to the risks inherent in relying on a third party manager. Stockholders have no individual right to receive information about the Private Funds or their managers, will not be stockholders in the Private Funds, and will have no rights with respect to or standing or recourse against the Private Funds, their managers, or any of their respective affiliates. Stockholders should recognize that valuations of illiquid assets, including interests in Private Funds, involve various judgments and consideration of factors that may be subjective. Private Fund valuations are subject to adjustment or revisions.

Each Private Fund will be subject to a variety of litigation risks. A Private Fund’s assets, including any investments made by the Private Fund and the Portfolio Companies held by the Private Fund, are available to satisfy all liabilities and other obligations of the Private Fund and we could find our interest in the Private Fund’s assets adversely affected by a liability arising out of an investment of the Private Fund.

The Fund may invest in forward contracts, which involve certain risks.

We may invest in “forward contracts” where a holder of a Portfolio Company’s securities (the “counterparty”) agrees to deliver Portfolio Company securities upon the removal of transferability and other restrictions from the Portfolio Company securities. Forward contracts may involve counterparty promises of future performances, including among other things, transferring shares to us in the future, paying costs and fees associated with maintaining and transferring the shares, not transferring or encumbering their shares, and participating in further acts required of stockholders by the counterparty and their agreement with us. Should counterparties breach their agreement inadvertently, by operation of law, intentionally, or fraudulently, it could affect our performance. Our ability and right to enforce transfer and payment obligations, and other obligations, against counterparties could be limited by acts of fraud or breach on the part of counterparties, operation of law, or actions of third parties. Measures we take to mitigate these risks, including powers of attorney, specific performance and damages provisions, any insurance policy, and legal enforcement steps, may prove ineffective, unenforceable, or economically impractical to enact.

Should a counterparty to a forward transaction die, become bankrupt, disabled, or no longer have legal capacity, it may not honor its contractual obligations with respect to its shares, and in some cases, may be relieved of such obligations. Due to divorce, bankruptcy, or for other reasons, counterparties may be subject to court orders or other legal requirements affecting their shares that are inconsistent with their obligations to us. In the event of a public offering, sale, or other corporate event affecting the underlying Portfolio Company to a forward contract, our investment could become more complicated and our rights could become uncertain. After such an event, we may be required to engage in further legal review of the investment and negotiation with brokers, transfer agents, and representatives of the Portfolio Company, its potential acquirer, and other parties.

In cases where we purchase a forward contract, because each underlying Portfolio Company may not have necessarily approved or endorsed the transaction, it offers no warranties or other promises as to the validity or value thereof, and no promise that it will agree with, approve, or facilitate transfer of shares to us. The Portfolio Company may not be a party to and may not have approved or been informed of the counterparty’s transactions with us, and, should the Portfolio Company object to the existence of the forward contract, it may take any number of steps to discourage or obstruct the transactions.

As of the date hereof, we have not purchased insurance policies related to our investments in forward contracts, however to mitigate some of the risks inherent in purchasing forward contracts, we may purchase insurance (at additional cost to us), which may be inadequate, and coverage limited or denied due to (among other things) liability limits, exclusions, the scope and limitations of coverage, the good faith and compliance of the insurer in honoring claims, the performance of the pool in making claims, among other things.

Indirect investments in Portfolio Companies involve substantial risks, including that Portfolio Companies may object to the Fund’s investments, which could result in the Fund disposing of such investments, including potentially on unfavorable terms or at a loss.

The Fund may obtain exposure to Portfolio Companies indirectly by investing through SPVs, forward contracts or other such instruments. The underlying Portfolio Company may not be a party to and may not have approved or been informed of the counterparty’s or SPV’s transactions with us, unless otherwise disclosed. The Portfolio Company may, upon learning of the counterparty’s or SPV’s transactions, take steps to invalidate or frustrate them, demand that we stop purchasing Portfolio Company’s securities, or seek redress or retaliation against counterparties, us, or others. Should the Portfolio Company object to the existence of the forward contract, or the creation of the SPV, it may take any number of steps to discourage or obstruct the transactions, including claiming that the counterparty transactions or SPV transactions violate the Portfolio Company’s agreements, claiming causes of action against counterparties or SPV sponsors or us, defensive measures intended to discourage counterparties or SPV sponsors from selling the Portfolio Company’s securities to us, refusing to accept or process securities transfers, or claiming rights to rescind our transactions or trigger rights of refusal to purchase the Portfolio Company’s securities involved in our transactions. Should a Portfolio Company wish to prospectively discourage secondary transactions by us, it may adopt policies or securities-related documents that makes such transactions impractical. A Portfolio Company may be under no obligation to approve or recognize transactions involving the Portfolio Company’s securities that occur as a result of forward transactions or through SPVs.

In certain cases, a Portfolio Company has objected, and other Portfolio Companies may in the future object, to the Fund’s identification of it by name or other identifying information in public disclosures, regulatory filings, or marketing materials. Portfolio Companies have also objected more broadly, and may in the future object, to the Fund’s indirect ownership of its securities through SPVs or forward contracts or to the existence of the Fund’s investment in any form. These objections have been raised, and in the future may be raised, directly by the Portfolio Company with the Fund, indirectly by communicating the objections to the external unaffiliated managers of the SPV through which the Fund indirectly holds its position in the Portfolio Company, or both. Such objections could cause a Portfolio Company, or the external unaffiliated manager of the applicable SPV, to take steps designed to invalidate, frustrate, or unwind the Fund’s investment, including as applicable by seeking to cancel or rescind the Fund’s interests in the Portfolio Company or be forced to withdraw from the applicable SPV, refusing to recognize the Fund’s ownership, enforcing transfer restrictions in a manner adverse to the Fund, requiring that the Fund modify or retract its public disclosures regarding investment in the Portfolio Company, or demanding that the Fund divest its position entirely.

The Fund has experienced, and expects that it may continue to experience, circumstances in which Portfolio Companies have raised objections of the above-described nature. To date, certain of the Fund’s Portfolio Company positions have been the subject of such objections. Upon receipt of such objections, the Fund evaluated multiple considerations, including the perceived validity of the objections, the materiality of the Portfolio Company position in question, the price at which the Fund and the Adviser believed the corresponding position could be sold, the Adviser and the Fund’s determination of the corresponding Portfolio Company’s valuation and potential for future appreciation, the potential cost of any associated litigation, the impact of a potential dispute upon the Fund’s business and operations, the impact of a potential dispute on the reputation of the Fund and the Adviser in the marketplace, and other factors deemed relevant by the Fund and the Adviser. Based on its evaluation of such considerations, the Fund elected to exit all or a substantial portion of such positions. The Fund may encounter similar objections in the future. In response, the Fund would evaluate such objections in a similar manner as described above and may elect to dispute the objection in order to attempt to retain such position or exit all or a portion of the position. Upon such an exit, the Fund would seek alternative investments in order to replace those positions, which could materially impact the Fund’s performance.

Any such outcome could force the Fund to liquidate a position at an inopportune time, at a price below the Fund’s cost basis, or at a complete loss, and could have a material adverse effect on the Fund’s net asset value and results of operations. A continuation or increase in the frequency of such objections could also materially impair the Fund’s ability to execute its investment strategy and achieve its investment objective.

There are significant potential risks relating to investing in securities traded on private secondary marketplaces.

The Fund may utilize alternative trading systems and other private secondary markets to acquire equity securities of Portfolio Companies. The Fund generally has little or no direct access to financial or other information from the Portfolio Companies in which it invests through such private secondary marketplaces. As a result, the Fund is dependent upon the relationships and contacts of the Adviser to perform research and due diligence, and to monitor the Fund’s investments after they are made. However, there can be no assurance that the Adviser will be able to acquire adequate information on which to make an investment decision with respect to any private secondary marketplace purchases, or that the information the Adviser is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the Portfolio Companies in which the Fund invests could cause the Fund to lose part or all of its investment in such companies, which would have a material and adverse effect on its NAV and results of operations.

In addition, there can be no assurance that Portfolio Companies in which the Fund invests through private secondary marketplaces will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of our portfolio investments. Further, prices on alternative trading systems and other private secondary markets, where limited information is available, may not accurately reflect the true value of a Portfolio Company, and may in certain cases overstate a Portfolio Company’s actual value, which may cause the Fund to realize future capital losses on its investment in that Portfolio Company. If any of the foregoing were to occur, it would likely have a material and adverse effect on the Fund’s NAV and results of operations.

Investments in private companies, including through private secondary marketplaces, also entail additional legal and regulatory risks which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions. Failure to comply with such requirements could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private secondary marketplaces and related market practices are still evolving, and, despite the Fund’s efforts to comply with applicable laws, the Fund could be exposed to liability. The regulation of private secondary marketplaces is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the attractiveness of the Fund as an access vehicle for investment in private shares. Private companies may also increasingly seek to limit secondary trading in their stock, through such methods as contractual transfer restrictions and employment policies. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, the Fund’s ability to find investment opportunities and to liquidate its investments could be adversely affected.

Secondary investments purchased at a negotiated discount may result in unrealized gains.

Secondary investments purchased at a discount will be marked up to the most recent NAV reported by the applicable third-party fund manager when the Fund next determines its NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the third-party fund manager and the negotiated purchase price. To the extent any gains on the secondary investment, including the gains resulting from negotiated purchases at a discount, are realized, the tax impact to stockholders is disclosed in “Certain U.S. Federal Income Tax Considerations.”

The Fund may not realize gains from its investments, may be compelled to liquidate its investments at a loss as a result of the actions of majority stockholders and, because certain of the Portfolio Companies may incur substantial debt to finance their operations, the Fund may experience a complete loss on its investment in the event of a bankruptcy or liquidation of any of the Portfolio Companies.

The Fund invests (i) in the equity securities (common and/or preferred stock, or equity-linked securities convertible into such equity securities) of operating private companies or (ii) in the equity securities of SPVs, which invest in the equity securities (common and/or preferred stock, or equity-linked securities convertible into such equity securities) of operating private companies. However, the securities the Fund acquires may not appreciate in value and, in fact, may decline in value. In addition, the private company securities the Fund acquires (or into which they are convertible) are often subject to drag-along rights. Drag-along rights are rights granted to a majority stockholder in a particular company that enable such stockholder to force minority stockholders to join in the sale of a company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force the Fund to liquidate its position in a Portfolio Company at a specified price, which could be, in the Adviser’s opinion, inadequate or undesirable or even below the Fund’s cost basis. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Adviser deems appropriate on the Fund’s investment. Further, capital market volatility and the overall market environment may preclude the Portfolio Companies from realizing liquidity events and impede the Fund’s exit from these investments. The Portfolio Companies may make business decisions to forego or delay potential liquidity events, such as an IPO, which could delay the Fund’s realization of value. Accordingly, the Fund may not be able to realize gains from its investments, and any gains that it does realize on the disposition of any investments may not be sufficient to offset any other losses it experiences. The Fund will generally have little, if any, control over the timing of any gains it may realize from its investments. In addition, the Portfolio Companies in which the Fund invests may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.

Because the Fund’s investments are generally not in publicly traded securities, there will be uncertainty regarding the fair market value of its investments, which could adversely affect the determination of the Fund’s NAV.

The Fund’s portfolio investments are generally not in publicly traded securities (unless one of the Portfolio Companies goes public, and then only to the extent the Fund has not yet liquidated its securities holdings therein). The Adviser prepares Portfolio Company valuations using the most recent Portfolio Company financial statements and forecasts, if available. The Adviser may utilize the services of an independent valuation firm, which, if engaged, may prepare or review valuations for all or some of the Fund’s portfolio investments that are not publicly traded or for which the Adviser does not have readily available market quotations. The types of factors that the Adviser will take into account in providing its fair value determination with respect to such Portfolio Company valuation will include, as relevant and, to the extent available, the Portfolio Company’s earnings, the markets in which the Portfolio Company does business, comparison to valuations of publicly traded companies in the Portfolio Company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the Portfolio Company, and other relevant factors. It is difficult to obtain financial and other information with respect to private companies, and even where the Adviser is able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, the Adviser’s determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. Due to this uncertainty, the Adviser’s fair market value determinations with respect to any non-publicly traded Portfolio Company investment the Fund holds may cause the Fund’s NAV on a given date to materially understate or overstate the value that the Fund may ultimately realize on one or more of its investments. As a result, investors purchasing the Fund’s Shares based on an overstated NAV would pay a higher price than the value of its investments might warrant.

The lack of liquidity in, and potentially extended holding period of, many of the Fund’s investments may adversely affect its business and will delay any distributions of any gains.

The Fund’s investments are generally in non-publicly traded securities (unless one of the Portfolio Companies goes public, and then only to the extent the Fund has not yet liquidated its securities holdings therein).

Although the Adviser expects that most of the Fund’s equity investments will trade on private secondary marketplaces, certain of the securities held may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some Portfolio Companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any Portfolio Company at the time the Adviser desires to do so and at the price the Adviser anticipates. The illiquidity of the Fund’s investments, including those that are traded on private secondary marketplaces, may make it difficult for it to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, it may realize significantly less than the carrying value of its investments. There is no limitation on the portion of the Fund’s portfolio that may be invested in illiquid securities, and a substantial portion or all of its portfolio may be invested in such illiquid securities from time to time.

In addition, because the Fund deploys its capital to invest primarily in equity securities of private companies (or equity-linked securities convertible into such equity securities), realization events, if any, are unlikely to occur in the near term with respect to the majority of the Portfolio Companies. The Fund expects that its holdings of securities may require several years to appreciate in value and can offer no assurance that such appreciation will occur. Even if such appreciation does occur, it is likely that the Fund’s stockholders could wait for an extended period of time before any appreciation or sale of the Fund’s investments, and any attendant distributions of gains, may be realized.

Technology-focused companies in which the Fund invests are subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences, and periodic downturns.

The Adviser intends to focus its investments on Portfolio Companies that are technology focused. The revenues, income (or losses), and valuations of technology-related companies can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-focused companies have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by the Portfolio Companies that are technology-focused companies may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any equity securities that the Fund may hold. This could, in turn, materially adversely affect the Fund’s business, financial condition, and results of operations. The Fund’s technology focused Portfolio Companies may face significant regulatory risks related to data privacy, cybersecurity, consumer protection laws, and antitrust concerns. New regulations or enforcement actions could adversely impact the operations, profitability, or valuation of these technology companies.

Because of the Fund’s focus in technology and technology-related companies, the value of the Fund’s interests may be susceptible to greater risk than an investment in a fund that invests in a broader range of securities. The specific risks faced by such companies include: rapidly changing science, technologies and consumer preferences; new competing products and improvements in existing products which may quickly render existing products or technologies obsolete; exposure, in certain circumstances, to a high degree of government regulation, making these companies susceptible to changes in government policy and failures to secure, or unanticipated delays in securing, regulatory approvals; scarcity of management, technical, scientific, research and marketing personnel with appropriate training; the possibility of lawsuits related to patents and intellectual property; and rapidly changing investor sentiments and preferences with regard to technology-related investments (which are generally perceived as risky).

Aerospace and defense technology companies in which we invest are subject to risks.

Companies involved in aerospace and defense technology are subject to a wide range of unique and evolving risks. These businesses often operate in highly regulated markets, where changes in domestic and foreign government policy, defense budgets, procurement cycles, and export controls can materially affect operations and demand. Many such companies are reliant on a limited number of large government or commercial contracts, and the loss, delay, or renegotiation of such contracts may have a significant adverse impact on financial performance.

Aerospace and defense companies typically engage in complex, capital-intensive R&D with long development cycles, and there is no assurance that such efforts will yield commercially viable or operationally effective products. Rapid technological change, including the adoption of artificial intelligence, autonomous systems, and advanced manufacturing techniques, can render existing offerings obsolete or noncompetitive. Companies in this sector may also be dependent on a narrow set of suppliers or specialized components, introducing risks related to supply chain disruption, quality control, or geopolitical tensions.

In addition, many of these companies operate in sensitive areas involving national security, classified information, or dual-use technologies, making them subject to heightened cybersecurity threats, espionage risks, and compliance burdens under national security laws. The failure to adequately protect intellectual property or to comply with export and regulatory requirements may result in severe penalties, contract loss, or reputational harm. Companies engaged in aerospace and defense activities may also face increased scrutiny from regulators, investors, and the public, particularly in connection with the use of advanced technologies in military or surveillance applications.

Startups and emerging companies in this space may have limited operating histories, constrained financial resources, and heightened reliance on key personnel or proprietary technology. As a result, they may experience significant volatility in valuation and performance, and the Fund’s investments in such companies could be subject to a high degree of risk, including the risk of total loss.

Artificial intelligence companies in which we invest are subject to risks.

AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error - potentially materially so - and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, AI-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, AI-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors.

In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in AI will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company’s products or services. Companies engaged in artificial intelligence-related activities could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. AI companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.

AI companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI and data services companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis.

Due to transfer restrictions and the illiquid nature of the Fund’s investments, the Fund may not be able to purchase or sell its investments when it determines to do so.

The Fund’s investments are, and are expected to continue to be, (i) in equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of privately held companies and (ii) in equity securities of SPVs, which invest in the equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of privately held companies. Such equity securities are typically subject to contractual transfer limitations, which may include prohibitions on transfer without the company’s consent. In order to complete a purchase of shares, the Fund may need to, among other things, give the issuer or its stockholders a particular period of time, often 30 days, in which to exercise a veto right, or a right of first refusal over, the sale of such securities. The Fund may be unable to complete a purchase transaction if the subject company or its stockholders chooses to exercise a veto right or right of first refusal. When the Fund completes an investment (or upon conversion of equity-linked securities), it generally becomes bound to the contractual transfer limitations imposed on the subject company’s stockholders as well as other contractual obligations, such as tag-along rights (i.e., rights of a company’s minority stockholders to participate in a sale of such company’s shares on the same terms and conditions as a company’s majority stockholder, if the majority stockholder sells its shares of the company). These obligations generally expire only upon an IPO by the subject company. As a result, prior to an IPO of a particular Portfolio Company, the Fund’s ability to liquidate such securities may be constrained. Transfer restrictions could limit the Fund’s ability to liquidate its positions in these securities if it is unable to find buyers acceptable to its Portfolio Companies, or, where applicable, their stockholders. Such buyers may not be willing to purchase the Fund’s investments at adequate prices or in volumes sufficient to liquidate its position, and even where they are willing, other stockholders could exercise their tag-along rights to participate in the sale, thereby reducing the number of shares sellable by the Fund. Furthermore, prospective buyers may be deterred from entering into purchase transactions with the Fund due to the delay and uncertainty that these transfer and other limitations create.

The Fund intends to adhere to its primary investment strategy to “buy and hold” the Portfolio Company securities. However, although the Adviser believes alternative trading systems and other private secondary markets may offer an opportunity to liquidate the Fund’s private company investments, in the event the Fund needs to liquidate such securities prior to a Portfolio Company’s liquidity event (i.e., IPO or merger or acquisition transaction), there can be no assurance that a trading market will develop for the securities that it liquidates or that the subject companies will permit their shares to be sold through such platforms.

Due to the illiquid nature of most of the Fund’s investments, the Fund may not be able to sell these securities at times when the Adviser deems it necessary to do so or at all. Due to the difficulty of assessing the Fund’s NAV, the NAV for the Fund’s shares may not fully reflect the illiquidity of the Fund’s portfolio, which may change on a daily basis, depending on many factors, including the status of the alternative trading systems and other private secondary markets on which the Fund’s portfolio securities may trade and the Fund’s particular portfolio at any given time.

The Fund may be subject to lock-up provisions or agreements that could prohibit it from selling its investments for a specified period of time.

Even if some of the Portfolio Companies complete IPOs, the Fund will often be subject to lock-up provisions that prohibit it from selling its investments into the public market for specified periods of time after an IPO, typically 180 days. As a result, the market price of securities that the Fund holds may decline substantially before it is able to sell these securities following an IPO.

There are significant potential risks relating to holding Portfolio Company securities following an IPO.

The value of shares of a Portfolio Company following an IPO may and likely will fluctuate considerably more than during the private phase of their offering. Additionally, due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects, the shares of Portfolio Companies following an IPO may experience high amounts of volatility generally. Investments in companies that have recently sold securities through an IPO involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to sell significant amounts of shares without an unfavorable impact on prevailing prices. As a result, the market price of securities that the Fund holds may decline substantially before the Adviser is able to sell these securities following an IPO. In addition, issuers frequently impose lock-ups that prohibit sales of their shares for a period of time after an IPO.

There are uncertainties regarding the tax treatment of certain of the Fund’s investments.

In certain circumstances the Adviser may structure investments other than as a direct acquisition of Portfolio Company securities. In this regard the Adviser may structure transactions as put options, call options, participation agreements (treated as debt or equity for income tax purposes), or novel transaction structures. The tax treatment of these transactions is not always a matter of settled law and the income therefrom may be characterized as capital gain, interest income, or other ordinary income.

The Fund will generally not hold a controlling interest in any of its Portfolio Companies.

It is expected that all of the Fund’s investments (directly or indirectly) will represent minority stakes in privately held companies. As is the case with minority holdings in general, such minority stakes that the Fund may hold will have neither the control characteristics of majority stakes nor the valuation premiums accorded majority or controlling stakes. The Fund expects to invest in the securities of companies for which the Fund has no right to appoint a director or otherwise exert any significant influence. In such cases, the Fund will be reliant on the existing management and board of directors of such companies, which may include representatives of other financial investors with whom the Fund is not affiliated and whose interests may conflict with the interests of the Fund. Additionally, the Fund may have limited ability to protect its position in such portfolio holdings.

The Adviser expects to make investments in companies that have incurred or are permitted to incur indebtedness, or that may issue equity securities that rank senior to the Fund’s investment. By their terms, such instruments may provide that their holders are entitled to receive payments of dividends, interest or principal on or before the dates on which payments are to be made in respect of the Fund’s investment. In the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a company in which an investment is made, creditors or holders of securities ranking senior to the Fund’s investment in such Portfolio Company typically would be entitled to receive payment in full before distributions could be made in respect of the Fund’s investment. After repaying creditors and senior security holders, the company’s remaining assets may not be sufficient for repayment of amounts owed in respect of the Fund’s investment. To the extent that any assets remain, holders of claims that rank equally with the Fund’s investment would be entitled to share on an equal and ratable basis in distributions that are made out of those assets.

Investments in foreign companies may involve significant risks in addition to the risks inherent in U.S. investments.

While the Fund intends to invest primarily in U.S. companies, it may invest on an opportunistic basis in certain non-U.S. companies, including those located in emerging markets, that otherwise meet its investment criteria. The Fund currently has investments in two non-U.S. Portfolio Companies, VAST Data and Tether. Investing in foreign companies, and particularly those in emerging markets, may expose the Fund to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations; political and social instability; expropriation; nationalization of companies by foreign governments; imposition of foreign taxes (including withholding taxes) at potentially confiscatory levels; less liquid markets and less available information than is generally the case in the United States; higher transaction costs; less government supervision of exchanges, brokers, and issuers; less developed bankruptcy laws; difficulty in enforcing contractual obligations; lack of uniform accounting and auditing standards; and greater price volatility. Further, the Fund may have difficulty enforcing its rights as an equity holder in foreign jurisdictions. In addition, to the extent the Fund invests in non-U.S. companies, it may face greater exposure to foreign economic developments.

International trade tensions may arise from time to time which could result in trade tariffs, embargos or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods, and possible failure of individual companies or industries which could have a negative impact on the Fund’s performance. Events such as these are difficult to predict and may or may not occur in the future.

In addition, the Fund’s investments in foreign companies may be subject to economic sanctions or other government restrictions. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact the Fund’s liquidity and performance.

Although the Fund expects that most of its investments will be U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments.

The Fund’s ability to make follow-on investments may be limited.

Following an initial investment in a Portfolio Company, the Fund may make additional investments in that Portfolio Company as “follow-on” investments, in order to: (1) increase or maintain in whole or in part the Fund’s equity ownership percentage; (2) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or (3) attempt to preserve or enhance the value of the Fund’s investment.

The Fund may elect not to make follow-on investments or may otherwise lack sufficient funds to make those investments or lack access to desired follow-on investment opportunities. The Fund has the discretion to make any follow-on investments, subject to the availability of capital resources and of the investment opportunity. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of a Portfolio Company and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase the Fund’s participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, the Fund may elect not to make a follow-on investment because it may not want to increase its concentration of risk, because it prefers other opportunities, or because the Fund is inhibited by compliance with the desire to qualify to maintain the Fund’s status as a RIC or lack access to the desired follow-on investment opportunity.

In addition, the Fund may be unable to complete follow-on investments in its Portfolio Companies that have conducted an IPO as a result of regulatory or financial restrictions.

Tax Risks

We will be subject to U.S. federal income tax imposed at corporate rates on our income and gains if we are unable to qualify as a RIC.

We intend to elect to be treated as a RIC and intend to operate in a manner so as to continue to qualify for the U.S. federal income tax treatment applicable to RICs. As a RIC, we generally will not be subject to U.S. federal income tax on our income and gain that we timely distribute (or are deemed to distribute) to our stockholders as dividends. We will be subject to U.S. federal income tax imposed at corporate rates on any income or gains that we do not timely distribute (or are deemed to distribute) to our stockholders. To qualify as a RIC, we must meet several requirements, including certain source of income, asset diversification and annual distribution requirements. In addition, we may also be subject to certain U.S. federal excise taxes, as well as state, local and foreign taxes (including withholding taxes).

We will satisfy the source of income requirement if we obtain at least 90% of our annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale of stock or securities, net income from an interest in a qualified publicly traded partnership, or other income derived from the business of investing in stock or securities.

We will satisfy the annual distribution requirement if we distribute to our stockholders on a timely basis generally an amount equal to at least 90% of our investment company taxable income for each year. Under certain circumstances, we may be restricted from making distributions necessary to qualify as a RIC. If we are unable to obtain cash from other sources, we may fail to qualify as a RIC. Because we must make distributions to our stockholders as described above, such amounts, to the extent a stockholder is not participating in our distribution reinvestment option, will not be available to us to make investments.

We will satisfy the asset diversification requirement if, at the end of each quarter of our taxable year:

●	At least 50% of the value of our total assets consists of cash, cash equivalents (including receivables), U.S. government securities, securities of other RICs, and other securities, provided that such other securities of any one issuer do not represent more than 5% of the value of our total assets or more than 10% of the outstanding voting securities of the issuer; and
●	No more than 25% of the value of our assets can be invested in (i) the securities, other than U.S. government securities or securities of other RICs, of one issuer, (ii) the securities, other than securities of other RICs, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses, or (iii) the securities of certain “qualified publicly traded partnerships” (as defined in the Code).

Failure to meet these tests may result in our having to (a) dispose of certain investments quickly or (b) raise additional capital to prevent the loss of RIC status. Because most of our investments are in private companies and are generally illiquid, any such dispositions may be at disadvantageous prices and may result in losses. Also, the rules applicable to our qualification as a RIC are complex with many areas of uncertainty. Accordingly, no assurance can be given that we will continue to qualify as a RIC. If we fail to qualify as a RIC for any reason and become subject to regular “C” corporation income tax, we will be subject to U.S. federal income tax on our income and gains imposed at corporate rates. The resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on us and our stockholders. The Code provides some relief from RIC disqualification due to failures to satisfy these requirements, although there may be additional taxes due in such cases. We cannot assure you that we would qualify for any such relief should we fail these requirements.

We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.

For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. We may also have to include in income other amounts that we have not yet received in cash, such as unrealized appreciation for foreign currency forward contracts and deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. Furthermore, we may invest in non-U.S. corporations (or other non-U.S. entities treated as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury regulations as “passive foreign investment companies” or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to limit deferral and generally require the current inclusion of income derived by the entity. In certain circumstances, this could require us to recognize income where we do not receive a corresponding payment in cash.

We anticipate that a portion of our income may constitute income required to be included in taxable income prior to receipt of cash. Because such amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our stockholders in order to satisfy the Annual Distribution Requirement (defined below), even if we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the Annual Distribution Requirement necessary to maintain RIC tax treatment under the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital, make a partial share distribution, or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, and choose not to make a qualifying share distribution, we may fail to qualify for RIC tax treatment and thus become subject to U.S. federal income tax.

If we are not treated as a “publicly offered regulated investment company,” certain stockholders will be treated as having received certain income and their allocable share of expenses, which may not be deductible.

A “publicly offered regulated investment company” is a RIC whose shares are either (i) continuously offered pursuant to a public offering within the meaning of Section 4 of the Securities Act, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year. While we anticipate that we will constitute a publicly offered RIC, there can be no assurance that we will in fact so qualify for any of our taxable years. If we are not treated as a publicly offered regulated investment company for any calendar year, each U.S. shareholder that is an individual, trust or estate will be treated as having received a dividend from us in the amount of such U.S. shareholder’s allocable share of certain of our expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. shareholder. For taxable years beginning after 2017, miscellaneous itemized deductions generally are not deductible by a U.S. shareholder that is an individual, trust or estate.

We cannot predict how new tax legislation will affect us, our investments, or our stockholders, and any such legislation could adversely affect our business.

Legislative or other actions relating to taxes could have a negative effect on us. The laws pertaining to U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department. The likelihood of any such legislation being enacted is uncertain. New legislation and any U.S. Treasury regulations, administrative interpretations or court decisions interpreting such legislation could have adverse tax consequences, such as significantly and negatively affecting our ability to qualify for tax treatment as a RIC or negatively affecting the U.S. federal income tax consequences.

Risks Related to Leverage

We may borrow money, which may magnify the potential for loss and may increase the risk of investing in us.

As part of our business strategy, we may borrow from and issue senior debt securities to banks, insurance companies and other lenders or investors. Holders of these senior securities will have fixed-dollar claims on our assets that are superior to the claims of our stockholders. If the value of our assets decreases, leverage would cause our NAV to decline more sharply than it otherwise would have if we did not employ leverage. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could negatively affect our ability to make common stock dividend payments.

Our ability to service any borrowings that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. Moreover, the Management Fee will be payable based on our average gross assets including assets purchased with borrowed funds, if any, which may give our Adviser an incentive to use leverage to make additional investments. The amount of leverage that we employ will depend on our Adviser’s and our Board’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us, which could affect our return on capital.

In addition to having fixed-dollar claims on our assets that are superior to the claims of our common stockholders, obligations to lenders may be secured by a first priority security interest in our portfolio of investments and cash.

Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. The raising of debt capital may expose us to risks, including the typical risks associated with leverage.

We may in the future issue debt securities or additional preferred stock and/or borrow money from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities provided we meet certain asset coverage ratios (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred stock). If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness at a time when such sales may be disadvantageous. Also, any amounts that we use to service our indebtedness would not be available for distributions to our stockholders. Furthermore, if we issue senior securities, we will be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred stock, such stock would rank “senior” to our shares of common stock, preferred stockholders would have separate voting rights on certain matters and have other rights, preferences and privileges more favorable than those of our stockholders, and we could be required to delay, defer or prevent a transaction or a change of control that might involve a premium price for holders of our common stock or otherwise be in your best interest.

On December 31, 2025, the Fund entered into a Credit Agreement with Stifel Bank, as amended on April 24, 2026, which will expire on December 31, 2027. Subject to the terms of the Credit Agreement, the Fund may borrow up to an aggregate amount of $50,000,000. Interest accrues on principal drawn under the Credit Facility, which is payable on each loan maturity date. The interest rate is the Prime Rate, as of the date of funding (6.75% at June 30, 2026) plus 1.00%. The Fund will pay a commitment fee on the maturity date equal to 0.25% of the difference between the average commitment amount and the average daily balance of the principal borrowed. The Fund intends to use the Credit Facility for short term borrowing needs, and does not intend to make investments using funds borrowed under the Credit Facility. As of June 30, 2026, the Fund had $0 available to be borrowed and $50,000,000 outstanding borrowings under the Credit Facility. The Fund estimates that interest payments on the Credit Facility for the Fund’s current fiscal year will be less than one basis point (as a percentage of net assets attributable to common stock), based on anticipated usage of the Credit Facility throughout the year.

We are not generally able to issue and sell our common stock at a price below the then current NAV per share (exclusive of any distributing commission or discount). We may, however, sell our common stock at a price below the then current NAV per share if the Board determines that such sale is in our best interests and a majority of our stockholders approves such sale. In addition, we may generally issue additional shares of common stock at a price below NAV in rights offerings to existing stockholders, in payment of dividends and in certain other limited circumstances. If we raise additional funds by issuing more common stock, then the percentage ownership of our stockholders at that time will decrease, and you may experience dilution.

Risks Related to our Common Stock

The price of our stock may be volatile, which could result in substantial losses for investors. Further, an active, liquid and orderly trading market for our common stock may not be sustained, and we do not know what the market price of our common stock will be, and as a result it may be difficult for you to sell your shares of our common stock.

Although our common stock is listed on The Nasdaq Global Market, the market for our shares has demonstrated varying levels of trading activity. Furthermore, an active trading market for our shares may not be sustained in the future. You may not be able to sell your shares quickly or at the market price if trading in shares of our common stock is not active. An inactive market may also impair our ability to raise capital by selling shares of our common stock and may impair our ability to enter into strategic partnerships or acquire companies or products by using shares of our common stock as consideration, which could have a material adverse effect on our business, financial condition, and results of operations. Further, the trading price of our common stock is likely to be highly volatile and could be subject to wide fluctuations in response to various factors, some of which are beyond our control, including limited trading volume.

Common stock of closed-end management investment companies has in the past frequently traded at discounts to their NAVs, and we cannot predict whether our shares will trade at, above, or below our NAV per share.

Common stock of closed-end management investment companies has in the past frequently traded at discounts to their respective NAVs and our common stock may also be discounted in the market. This characteristic of closed-end management investment companies is separate and distinct from the risk that our NAV per share may decline. We cannot predict whether shares of our common stock will trade above, at or below our NAV per share. In addition, when our common stock trades below our NAV per share, we will generally not be able to sell additional common stock to the public at market price except (1) in connection with a rights offering to our existing stockholders, (2) with the consent of the majority of our common stockholders, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.

Risks Related to the Offering

It is not possible to predict the actual number of shares we will sell under the Purchase Agreement to Roth Principal Investments, or the actual gross proceeds resulting from those sales. Further, we may not have access to the full amount available under the Purchase Agreement with Roth Principal Investments.

We entered into the Purchase Agreement with Roth Principal Investments, pursuant to which Roth Principal Investments has committed to purchase up to $250,000,000 of our common stock, subject to certain limitations and conditions set forth in the Purchase Agreement. The shares of our common stock that may be issued under the Purchase Agreement may be sold by us to Roth Principal Investments at our discretion from time to time over a 36-month period commencing on the Commencement Date unless the Purchase Agreement is terminated earlier.

We generally have the right to control the timing and amount of any sales of our shares of common stock to Roth Principal Investments under the Purchase Agreement. Sales of our common stock, if any, to Roth Principal Investments under the Purchase Agreement will depend upon market conditions and other factors to be determined by us. We may ultimately decide to sell to Roth Principal Investments all, some or none of the shares of our common stock that may be available for us to sell to Roth Principal Investments pursuant to the Purchase Agreement. Depending on market liquidity at the time, resales of those shares by Roth Principal Investments may cause the public trading price of our common stock to decrease.

Because the purchase price per share to be paid by Roth Principal Investments for the shares of common stock that we may elect to sell to Roth Principal Investments under the Purchase Agreement will fluctuate based on the market prices of our common stock, it is not possible for us to predict, as of the date of this Prospectus and prior to any such sales, the number of shares of common stock that we will sell to Roth Principal Investments, the purchase price per share that Roth Principal Investments will pay for shares purchased from us under the Purchase Agreement, or the aggregate gross proceeds that we will receive from those purchases by Roth Principal Investments under the Purchase Agreement, if any.

Any issuance and sale by us under the Purchase Agreement of a substantial amount of shares of common stock in addition to the 25,000,000 shares of common stock being registered for resale by Roth Principal Investments under this Prospectus could cause downward selling pressure on our common stock.

Our inability to access a portion or the full amount available under the Purchase Agreement, in the absence of any other financing sources, could have a material adverse effect on our business.

The sale of the shares of common stock acquired by Roth Principal Investments, or the perception that such sales may occur, could cause the price of our common stock to fall.

The purchase price for the shares that we may sell to Roth Principal Investments under the Purchase Agreement will fluctuate based on the price of our common stock. Depending on market liquidity at the time, sales of such shares or any other sales of our common stock may cause the trading price of our common stock to fall.

If and when we do sell shares to Roth Principal Investments, after Roth Principal Investments has acquired the shares, Roth Principal Investments may resell all, some, or none of those shares at any time or from time to time in its discretion. Therefore, sales to Roth Principal Investments by us could result in substantial dilution to the interests of other holders of our common stock. Additionally, the sale of a substantial number of shares of our common stock to Roth Principal Investments, or the anticipation of such sales, could make it more difficult for us to sell equity securities in the future at a time and at a price that we might otherwise wish to effect sales.

Investors who buy shares at different times will likely pay different prices.

Pursuant to the Purchase Agreement, we will have discretion, subject to market demand, to vary the timing, prices, and numbers of shares sold to Roth Principal Investments. If and when we do elect to sell shares of our common stock to Roth Principal Investments pursuant to the Purchase Agreement, after Roth Principal Investments has acquired such shares, Roth Principal Investments may resell all, some or none of such shares at any time or from time to time in its discretion and at different prices. As a result, investors who purchase shares from Roth Principal Investments in this offering at different times will likely pay different prices for those shares, and have different outcomes in their investment results. Investors may experience a decline in the value of the shares they purchase from Roth Principal Investments in this offering as a result of future sales made by us to Roth Principal Investments at prices lower than the prices such investors paid for their shares in this offering. In addition, if we sell a substantial number of shares to Roth Principal Investments under the Purchase Agreement, or if investors expect that we will do so, the actual sales of shares or the mere existence of our arrangement with Roth Principal Investments may make it more difficult for us to sell equity or equity-related securities in the future at a time and at a price that we might otherwise wish to effect such sales.

We may not issue or sell shares of our common stock to Roth Principal Investments at a net price below our then-current NAV per share and accordingly, if our shares trade at a discount to NAV, we will be unable to access the committed equity facility.]

In no event will we issue or sell any shares of our common stock to Roth Principal Investments under the Purchase Agreement at a net price below our then-current NAV per share in violation of Section 23(b) of the 1940 Act. Because the purchase price payable by Roth Principal Investments reflects a fixed 3.0% discount (or in the case of Pre-Market Purchases and Post-Market Purchases, a fixed 5.0% discount) to the applicable VWAP of our common stock, we will be unable to sell shares of our common stock to Roth Principal Investments unless the applicable market-based purchase price, net of such discount, equals or exceeds our then-current NAV per share. Accordingly, if our common stock trades at, near or below our NAV per share, the committed equity facility will be unavailable to us, and there can be no assurance that we will be able to access any or all of the $250,000,000 available under the Purchase Agreement. In addition, any premium of the market price of our common stock to our NAV per share may not be sustained.

Effects of Leverage [Text Block]	LeverageWe may use leverage to the extent permitted by the 1940 Act. We are permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions. We may further increase our leverage through entry into a credit facility or other leveraging instruments. Instruments that create leverage are generally considered to be senior securities under the 1940 Act. With respect to senior securities that are stocks (i.e., shares of preferred stock), we are required to have an asset coverage of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock. With respect to senior securities representing indebtedness (i.e., borrowing or deemed borrowing), other than temporary borrowings as defined under the 1940 Act, we are required to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness. On December 31, 2025, the Fund entered into a senior secured credit agreement with Stifel Bank (“Stifel Bank”), as amended on April 24, 2026 (the “Credit Agreement”), which will expire on December 31, 2027. Subject to the terms of the Credit Agreement, the Fund may borrow up to an aggregate amount of $50,000,000 (the “Credit Facility”). Interest accrues on principal drawn under the Credit Facility, which is payable on each loan maturity date. The interest rate is the Prime Rate, as of the date of funding (6.75% at June 30, 2026) plus 1.00%. The Fund will pay a commitment fee on the maturity date equal to 0.25% of the difference between the average commitment amount and the average daily balance of the principal borrowed. The Fund intends to use the Credit Facility for short term borrowing needs, and does not intend to make investments using funds borrowed under the Credit Facility. As of June 30, 2026, the Fund had $0 available to be borrowed and $50,000,000 outstanding borrowings under the Credit Facility.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF OUR CAPITAL STOCK

The following description is based on relevant portions of the Maryland General Corporation Law (the “MGCL”) and on our Articles of Incorporation (the “Charter”) and our Bylaws (“Bylaws”). This summary may not contain all of the information that is important to you, and we refer you to the MGCL and our Charter and Bylaws for a more detailed description of the provisions summarized below.

General

Under the terms of our Charter, our authorized capital stock consists of 950,000,000 shares of common stock, par value $0.001 per share, and no shares of preferred stock. There are no outstanding options or warrants to purchase our stock. Under Maryland law, our stockholders generally are not personally liable for our debts or obligations. Under our Charter, the Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of the shares of stock without obtaining stockholder approval. As permitted by the MGCL, our Charter provides that the Board, without any action by our stockholders, may amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.

Common Stock

All shares of our common stock will have equal rights as to earnings, assets, voting, and dividends and other distributions and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by the Board and declared by us out of funds legally available therefor. The shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of Directors. Except as provided with respect to any other class or series of stock, the holders of our common stock possess exclusive voting power.

Preferred Stock

Our charter authorizes our Board to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred stock. The cost of any such reclassification would be borne by our existing common stockholders. Prior to issuance of shares of each class or series, our Board is required by Maryland law and by our charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, our Board could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. You should note, however, that any issuance of preferred stock must comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (1) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 50% of our gross assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two full years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions. However, we do not currently have any plans to issue preferred stock.

Outstanding Securities [Table Text Block]

The following presents our outstanding classes of securities as of July 31, 2026:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account
Common Stock	950,000,000	—	43,160,796

Risks Related to Our Business and Our Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Our Business and Our Structure

The Fund is a newly formed entity with limited operating history as a closed-end management investment company.

The Fund is a newly formed entity with limited operating history as a closed-end management investment company. As such, there is a very limited basis upon which a potential investor can evaluate the Fund’s ability to achieve its stated investment objective. Additionally, the Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of your investment could decline substantially or become worthless.

The past investment performance of any entities with which the principals have been associated may not be indicative of the future results of an investment in the Fund. In other words, considering the prior performance information contained herein and contained in other materials provided, all prospective investors should bear in mind that past performance is not necessarily indicative of future results, and there can be no assurance that the company will achieve comparable results. Actual results could differ materially from those realized in the prior funds.

The Fund may lack investment diversification and is subject to greater risk than a broadly diversified fund.

We are classified as “non-diversified” under the 1940 Act. As a result, we will be able to invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

The Fund will not have any specific size limits on holdings in securities of issuers, or in any one industry or size of issuer except as described in this Prospectus. Accordingly, the equity and equity-linked securities in which the Fund invests are not expected to be diversified across multiple sectors and may also be concentrated in specific regions or countries, such as the United States. The Fund may also have a significant portion of investments in the securities of a single issuer.

A relatively high concentration of assets could result in a portfolio that may be more vulnerable to fluctuations in value resulting from adverse conditions that may affect the economy, a particular industry, or a segment of issuers than would otherwise be the case if the Fund were required to maintain wide diversification. Consequently, significant declines in the fair value of the Fund’s larger investments will produce a material decline in the Fund’s NAV.

To the extent we limit our number of investments, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. Subject to our RIC asset diversification requirements, our investments could be focused on relatively few issuers. As a result, a downturn in any particular industry in which a significant number of our Portfolio Companies operate could materially adversely affect us.

The Fund’s strategy of maintaining a highly concentrated portfolio is designed to offer substantial benefits but also entails significant risks. Concentration allows the Fund to focus its investments on a select number of high-conviction companies, optimizing the potential for outsized returns and maximizing the beneficial impact of successful portfolio outcomes. Furthermore, this approach facilitates deeper due diligence, enhanced strategic oversight, and dedicated resources per investment, supporting informed decision-making and effective monitoring. Additionally, investors benefit from clarity and transparency regarding the Fund’s targeted investment thesis and specific exposure to industry-leading companies.

However, maintaining a concentrated portfolio increases certain risks. A limited number of investments heightens the potential impact of individual company underperformance or adverse developments, increasing overall portfolio volatility. Moreover, reduced diversification amplifies the Fund’s exposure to sector-specific, company-specific, and systemic risks, potentially magnifying negative outcomes during market downturns or disruptions. Additionally, concentrated portfolios may face liquidity challenges, particularly when holding privately held companies, potentially complicating exit strategies or the ability to realize investments at desired valuations. Concentration can also elevate regulatory, valuation, and market risks, especially when the Fund invests primarily in companies within a single industry or sector. In addition, if a Portfolio Company objects to the Fund’s investment, and the Fund disposes of the position as a result, the impact on a concentrated portfolio will be more significant than would be the case with a non-concentrated portfolio. See “Risk Factors - Indirect investments in Portfolio Companies involve substantial risks, including that Portfolio Companies may object to the Fund’s investments, which could result in the Fund disposing of such investments, including potentially on unfavorable terms or at a loss.”

Adverse market conditions may have a material adverse impact on the Fund’s Portfolio Companies and the Fund’s returns.

The value of, and the income generated by, the securities in which the Fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rate changes, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, exchange trading suspensions and closures, infectious disease outbreaks, or pandemics. Rapid or unexpected changes in market conditions could cause the Fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs, and significantly lower interest rates. These actions may result in significant expansion of public debt and greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Political, social and economic uncertainty risks could have a material adverse effect on the Fund.

Social, political, economic, and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments, and other systems, including the financial markets, to which the Fund and the issuers in which it invests are exposed. As global systems, economies, and financial markets are increasingly interconnected, events that once had only local impacts are now more likely to have regional or even global effects. Events that occur in one country, region, or financial market will, more frequently, adversely impact issuers in other countries, regions, or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.

Uncertainty can result in or coincide with: increased volatility in the global financial markets, including those related to equity and debt securities, loans, credit, derivatives, and currency; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprises; greater governmental involvement in the economy or in social factors that impact the economy; greater, less, or different governmental regulation and supervision of the securities markets and market participants and increased, decreased, or different processes for and approaches to monitoring markets and enforcing rules and regulations by governments or self-regulatory organizations; limited, or limitations on the, activities of investors in such markets; controls or restrictions on foreign investment, capital controls, and limitations on repatriation of invested capital; inability to purchase and sell assets or otherwise settle transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

Recent examples of the above include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel and the United States, Iran and Israel in the Middle East. Russia’s invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. Additionally, the ongoing armed conflict between Israel and Hamas and other militant groups in the Middle East and the hostilities between the United States, Israel and Iran and related events may cause significant market disruptions and volatility. These events may adversely affect regional and global economies, including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas, and other commodities, as well as global supply chains, may be particularly adversely affected. The Fund currently has an investment in VAST Data, which is based in Israel and could be adversely affected by these conflicts. Whether or not the Fund invests in securities of other issuers located in Russia, Ukraine, Israel, and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments.

U.S. and global markets have experienced increased volatility, including as a result of failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and companies in which it invests. For example, if a bank in which the Fund or a Portfolio Company has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or Portfolio Company. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility, and/or other services to a Portfolio Company fails, the Portfolio Company could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by Portfolio Companies remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services, or result in the Portfolio Companies being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and Portfolio Companies, both from market conditions and potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, due to developments in the banking industry or otherwise (including because of delayed access to cash or credit facilities), could have an adverse impact on the Fund and its Portfolio Companies.

Although it is impossible to predict the precise nature and consequences of these events, or of any political or policy decisions and regulatory changes occasioned by emerging events or uncertainty on applicable laws or regulations that impact the Fund’s investments, it is clear that these types of events will impact the Fund and the issuers in which it invests. The issuers in which the Fund invests could be significantly impacted by emerging events and uncertainty of this type, and the Fund will be negatively impacted if the value of its portfolio holdings decreases as a result of such events and the uncertainty they cause. There can be no assurance that emerging events will not cause the Fund to suffer a loss of any or all of its investments or interest thereon. The Fund will also be negatively affected if the operations and effectiveness of the Adviser, its affiliates, the issuers in which the Fund invests, or their key service providers are compromised or if necessary or beneficial systems and processes are disrupted.

A cyber-attack could have a material adverse effect on the Fund.

Like other business enterprises, the use of the internet and other electronic media and technology exposes the Fund and its service providers to potential operational and information security risks from cyber-security incidents, including cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release or misuse of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund or the Adviser, custodian, transfer agent, intermediaries, and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of stockholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private stockholder information or confidential (including proprietary) company information, impede trading, subject the Fund to regulatory fines or financial losses, cause reputational damage, and/or otherwise disrupt normal business operations. The Fund may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for trading counterparties and issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such Portfolio Companies to lose value. The Adviser has established business continuity plans and risk management systems reasonably designed to seek to reduce the risks associated with cyber-attacks, but there is no guarantee the Adviser’s efforts will succeed either entirely or partially because, among other reasons: the nature of malicious cyber-attacks is becoming increasingly sophisticated; the Adviser cannot control the cyber-security systems of issuers or third-party service providers; and there are inherent limitations to risk management plans and systems, including that certain current risks may not have been identified and additional unknown threats may emerge in the future. There is also a risk that cybersecurity breaches may not be detected.

Changes to U.S. tariff and import/export regulations may have a negative effect on the operations of our Portfolio Companies and, in turn, negatively impact us.

The U.S. government continues to enact and propose the imposition of new tariffs on specific countries and commodities, and may in the future increase or propose additional tariffs. In response, certain foreign trading partners, and others in the future, may impose retaliatory tariffs on certain U.S. goods or take other actions with respect to U.S. trade barriers. Although the Supreme Court recently invalidated the tariffs imposed under the International Emergency Economic Powers Act (“IEEPA”), certain tariff rates and obligations established through trade agreements that were negotiated during active IEEPA tariffs remain in effect, and the current administration has announced widely applicable tariffs pursuant to the Trade Act of 1974, effective February 24, 2026. The administration has indicated that it will continue seeking to implement tariffs through other statutory authorities as well. The scope of the Supreme Court’s decision may create market uncertainty as it relates to the availability of refunds for prior tariffs and the imposition of new tariffs to replace those imposed under IEEPA. The foregoing trade policy landscape has created significant uncertainty about the future relationship between the United States and certain other countries with respect to trade policies, treaties and new and increased tariffs. These developments, or the continued uncertainty relating to U.S. trade policies, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade. The uncertainty relating to U.S. trade policies has increased market volatility. Any of these factors could depress economic activity and restrict the Fund’s Portfolio Companies’ access to suppliers or customers and have a material adverse effect on their business, financial condition and results of operations, which in turn would negatively impact the Fund’s business.

The loss of the services of any key personnel or data could have a material adverse effect on the Adviser and materially adversely affect the Fund’s financial condition and results of operations.

The management and governance of the Fund depends on the services of certain key personnel of the Adviser. The loss of the services of any key personnel could have a material adverse effect on the Adviser and materially adversely affect the Fund’s financial condition and results of operations.

The Fund will rely on the Adviser to manage the Fund’s investments, including sourcing and due diligence. Consequently, the Fund’s ability to achieve its investment objectives depends in large part on the Adviser and its ability to identify and advise the Fund on attractive investment opportunities. This means that the Fund’s investments are dependent upon the Adviser’s business contacts, its ability to successfully hire, train, supervise, manage and retain its personnel and its ability to maintain its operating systems. If the Fund were to lose the services provided by the Adviser or its key personnel or if the Adviser fails to satisfactorily perform its obligations under the Investment Advisory Agreement, the Fund’s investments and growth prospects may decline.

In addition to key personnel, the Adviser relies extensively on third-party information and data sources to make investment decisions. Errors or inaccuracies in such third-party information could lead to flawed investment decisions and negatively impact the Fund’s performance.

The Adviser is newly formed and does not have experience managing a registered investment company.

While members of the Adviser’s experienced executive team have significant experience investing in the Fund’s target investments, the Adviser has no investment advisory experience managing a registered management investment company. Therefore, the Adviser may not be able to successfully operate the Fund’s business or achieve its investment objectives. As a result, an investment in the shares may entail more risk than the shares of a comparable company with a substantial operating history. The 1940 Act imposes numerous constraints on the operations of registered management investment companies that do not apply to the other types of investment vehicles.

The Fund’s financial condition and results of operations depend on its ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, and invest in Portfolio Companies that meet its investment criteria. Accomplishing this result on a cost-effective basis is largely a function of the Adviser’s structuring of the investment process and its ability to provide competent, attentive, and efficient services to the Fund. There can be no assurance that the Adviser will be successful in investing in Portfolio Companies that meet the Fund’s investment criteria, or that the Fund will achieve its investment objective. It may be difficult to implement the Fund’s strategy unless the Fund maintains a meaningful amount of assets. The success of the Fund will depend in part upon the skill and expertise of the Adviser. Even if the Fund is able to grow and build upon its investment operations, any failure to manage growth effectively could have a material adverse effect on the Fund’s business, financial condition, results of operations and prospects. The Fund’s results depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets, and economic conditions. Furthermore, if the Fund cannot successfully operate its business or implement the Fund’s investment policies and strategies as described herein, it could negatively impact the ability to make distributions.

The Fund will likely experience fluctuations in its quarterly results, and it may be unable to replicate past investment opportunities or make the types of investments it has made to date in future periods.

The Fund will likely experience fluctuations in its quarterly operating results due to a number of factors, including the rate at which it makes new investments, the level of its expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which it encounters competition in the markets, and general economic and market conditions. These fluctuations may, in certain cases, be exaggerated as a result of the Fund’s focus on realizing capital gains rather than current income from its investments. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.

The Fund operates in a highly competitive market for direct equity investment opportunities. If the Fund is unable to make investments, it may have an adverse effect on its performance.

A large number of entities compete with the Fund to make the types of direct equity investments that the Fund targets as part of its business strategy. The Fund competes for such investments with a large number of private equity and venture capital funds, secondary market funds, other equity and non-equity-based investment funds, investment banks, and other sources of financing, including traditional financial services companies such as commercial banks and specialty finance companies. Many of the Fund’s competitors are substantially larger than the Fund and have considerably greater financial, technical, and marketing resources than the Fund does. For example, some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than us. There can be no assurance that the competitive pressures the Fund faces will not have a material adverse effect on its business, financial condition, and results of operations. Also, as a result of this competition, the Fund may not be able to take advantage of attractive investment opportunities from time to time, and the Fund can offer no assurance that the Adviser will be able to identify and make direct equity investments that are consistent with the Fund’s investment objective. To the extent the Fund is unable to make investments in Portfolio Companies, an over-allocation of its assets in cash could have an adverse effect on the overall performance of the Fund, as investments in cash and cash equivalents may not earn significant returns.

There are significant potential conflicts of interest which could impact the Fund’s investment returns and limit the flexibility of its investment policies.

Certain members of the Adviser’s team may serve as officers or directors of entities that operate in a line of business similar to the Fund’s, including new entities that may be formed in the future. Accordingly, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or the Fund’s stockholders.

While the investment focus of each of these entities may be different from the Fund’s investment objective, it is likely that new investment opportunities that meet the Fund’s investment objective will come to the attention of one of these entities, or new entities that will likely be formed in the future in connection with another investment advisory client or program, and, if so, such opportunity might not be offered, or otherwise made available, to the Adviser or the Fund. However, the Fund’s executive officers and Adviser intend to treat the Fund in a fair and equitable manner consistent with their applicable duties under law so that the Fund will not be disadvantaged in relation to any other particular client. In addition, while the Adviser anticipates that it will from time to time identify investment opportunities that are appropriate for both the Fund and the other funds or accounts that in the future may be managed by the Adviser or an affiliate of the Adviser, to the extent it does identify such opportunities, the Adviser will establish a written allocation policy to ensure that the Fund is not disadvantaged with respect to the allocation of investment opportunities among the Fund and such other funds and accounts. The Adviser and its affiliates, as applicable, will allocate investment opportunities among its managed funds and accounts, including the Fund, in accordance with its fiduciary duties to all the funds and accounts managed by the Adviser or its affiliates.

In the event the value of your investment declines, the Management Fee will still be payable.

The Management Fee is payable regardless of whether the NAV of the Fund or your investment declines. As a result, the Fund will owe the Adviser a Management Fee regardless of whether it incurred significant realized capital losses and unrealized capital depreciation (losses) during the fiscal period for which the Management Fee is paid.

Changes in laws or regulations governing the Fund’s operations may adversely affect its business.

The Fund and its Portfolio Companies are subject to regulation by laws at the local, state, and federal levels. These laws and regulations, as well as their interpretations, may be changed from time to time. Any change in these laws or regulations could have a material adverse effect on the Fund’s business and the value of your investment. Changes in tax laws or interpretations by regulatory bodies such as the IRS could negatively affect the Fund’s qualification as a RIC or alter the tax consequences of our investment transactions.

The transparency of the Fund’s performance reporting may indirectly increase the difficulty of investing in certain Portfolio Companies.

Although the Adviser will not report on the performance of individual Portfolio Companies, the Adviser will report on the Adviser’s website the valuation of securities owned by the Fund and the aggregate Fund-level performance. As a result, some Portfolio Companies might be concerned that their performance could be derived from such figures. Such concern might be heightened in reverse proportion to the number of Portfolio Companies existing in the Fund’s portfolio. These concerns might lead Portfolio Companies to oppose the sale of their securities to the Fund and might make it more difficult for the Fund to execute its investment strategy.

The Adviser has full discretion over the Fund’s portfolio, and the Fund’s stockholders are not involved in investment decisions.

Subject to the implementation of the investment limitations described herein, the Adviser has complete discretion in managing the Fund’s portfolio. The Fund’s stockholders will not make decisions with respect to the management, disposition, or other realization of any investment made by the Fund, or other decisions regarding the Fund’s business and affairs. The Adviser’s incentive compensation structures for its personnel, including performance fees or carried interest arrangements in affiliated entities, may incentivize risk-taking behaviors, potentially influencing investment decisions in ways that could adversely impact the Fund. Failures in the Adviser’s internal controls, compliance systems, technology platforms, or operational infrastructure could result in losses, regulatory penalties, or other adverse consequences for the Fund.

Our investment portfolio will be recorded at fair value as determined in good faith in accordance with procedures established by our Board and, as a result, there is and will be uncertainty as to the value of our portfolio investments.

Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined in accordance with procedures established by our Board. There may not be a public market or active secondary market for certain of the types of investments that we hold and intend to make. Our investments may not be publicly traded or actively traded on a secondary market but, instead, may be traded on a privately negotiated over-the-counter secondary market for institutional investors, if at all. As a result, we will value these investments monthly at fair value as determined in good faith in accordance with valuation policies and procedures approved by our Board.

The determination of fair value, and thus the amount of unrealized appreciation or depreciation we may recognize in any reporting period, is to a degree subjective. Additionally, our Adviser has a conflict of interest in making recommendations of fair value because its management fee is calculated based on the value of the assets in the Fund. We will value our investments monthly at fair value in accordance with valuation policies and procedures approved by our Board, based on, among other things, input of the Adviser and independent third-party valuation firm(s) engaged at the direction of the Board. The types of factors that may be considered in determining the fair values of our investments include the nature and realizable value of any collateral, the Portfolio Company’s ability to make payments and its earnings, the markets in which the Portfolio Company does business, comparison to publicly traded companies, discounted cash flow, current market interest rates and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, the valuations may fluctuate significantly over short periods of time due to changes in current market conditions. The determinations of fair value in accordance with procedures established by our Board may differ materially from the values that would have been used if an active market and market quotations existed for such investments. The methodologies used to determine fair value involve significant subjective judgments and estimates, which may differ materially from values that could ultimately be realized upon a liquidity event or other disposition. Our NAV could be adversely affected if the determinations regarding the fair value of the investments were materially higher than the values that we ultimately realize upon the disposal of such investments. Our ability to enter into transactions with our affiliates is restricted.

We are prohibited under the 1940 Act from participating in certain transactions with our affiliates without the prior approval of the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act and we are generally prohibited from buying or selling any securities from or to such affiliate. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same Portfolio Company without prior approval of the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or directors or their affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any investment fund managed by our Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us. We may co-invest with our Adviser or our officers and directors in a manner consistent with guidance promulgated under the no-action position of the SEC set forth in Mass Mutual Life Ins. Co. (SEC No-Action Letter, June 7, 2000), on which similarly situated funds like us rely in order to co-invest in a single class of privately placed securities so long as certain conditions are met, including that our investment adviser or an affiliate, acting on our behalf and on behalf of other clients, negotiates no term other than price.

The Fund intends to seek exemptive relief from the SEC to permit it to co-invest with certain affiliates and other funds managed by the Adviser. This relief would permit the Fund to participate alongside affiliated entities in investment opportunities, subject to conditions designed to ensure fairness and equitable treatment, including Board oversight, allocation procedures, and compliance monitoring. There is no guarantee that such relief will be granted.

Our Board may change our non-fundamental investment policies and our investment strategies without prior notice or stockholder approval, the effects of which may be adverse.

Our Board has the authority to modify or waive our non-fundamental investment policies, and our investment criteria and strategies without stockholder approval and without prior notice. We cannot predict the effect any changes to our current non-fundamental operating policies, investment criteria and strategies would have on our business, NAV of the Fund and operating results. However, the effects might be adverse, which could negatively impact our ability to make distributions to stockholders and cause you to lose all or part of your investment.

The Fund has indemnification obligations.

We have indemnification obligations that would be payable from our assets, and such indemnification obligations will survive the winding-up and dissolution of the Fund. These include obligations with respect to certain SPVs and Private Funds in which we may invest. For example, the SPV’s or Private Fund’s assets may be used to indemnify the respective entity’s managers. In such circumstances, the SPV or Private Fund may need to sell its securities or use investor cash to fund such indemnification obligations, thereby negatively impacting the investors of the SPV or Private Fund (such as the Fund). Such liabilities may be material and have an adverse effect on the returns to investors.

Repurchases under our share repurchase program, if any, will reduce our managed assets, and there can be no assurance that repurchases will cause our shares to trade at a narrower discount to NAV.

Our Board has authorized the repurchase, on the open market, of up to 4,324,293 shares of our common stock, representing 10% of our outstanding shares as of July 20, 2026, at such times as our shares are trading on the Exchange at a discount of 5% or more to our most recently publicly reported NAV per share. Unless amended or extended by the Board, the share repurchase program will be in place until the earlier of July 20, 2027 or the repurchase of the full number of shares authorized. Repurchases under the program, if any, are at the discretion of our management, and we are not required to effect any share repurchases. There can be no assurance that repurchases of our shares, if any, will cause our shares to trade at a narrower discount to NAV or at a price equal to or in excess of NAV, or prevent or reduce any decline in the market price of our shares. Any acquisition of our shares by the Fund would decrease the managed assets of the Fund and therefore tend to have the effect of increasing the Fund’s gross expense ratio and decreasing the asset coverage with respect to any leverage outstanding. Further, the Fund will incur transaction costs in connection with any share repurchases, which will be borne by the Fund. Any repurchases of our shares will be subject to certain conditions under Rule 10b-18 under the Exchange Act and other applicable laws, which may prohibit such repurchases under certain circumstances, and we will not conduct repurchases during any Regulation M restricted period applicable to sales of shares of our common stock to Roth Principal Investments under the Purchase Agreement. Because we may repurchase shares only when our shares trade at a discount of 5% or more to NAV, and may sell shares to Roth Principal Investments only at prices not below our NAV per share, periods in which repurchases are permitted will be periods in which the committed equity facility is unavailable to us.

Risks Related to Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Our Investments

There are risks inherent in investing in venture-backed companies.

The types of investments that the Fund anticipates making involve a high degree of risk. In general, financial and operating risks confronting Portfolio Companies can be significant. While targeted returns should reflect the perceived level of risk in any investment situation, there can be no assurance that the Fund will be adequately compensated for risks taken. A loss of an investor’s entire investment is possible. The timing of profit realization is highly uncertain. Losses are likely to occur early in the Fund’s term, while successes often require a long maturation.

Early-stage and development-stage companies often experience unexpected problems in the areas of product development, manufacturing, marketing, financing and general management, which, in some cases, cannot be adequately solved. In addition, such companies may require substantial amounts of financing which may not be available through institutional private placements or the public markets. In addition, the markets that such companies target are highly competitive and in many cases the competition consists of larger companies with access to greater resources. The percentage of companies that survive and prosper can be small.

Investments in more mature companies in the expansion or profitable stage involve substantial risks. Such companies typically have obtained capital in the form of debt and/or equity to expand rapidly, reorganize operations, acquire other businesses, or develop new products and markets. These activities by definition involve a significant amount of change in a company and could give rise to significant problems in product or service development, marketing, sales, manufacturing, and general management of these activities.

The Fund’s investments in Portfolio Companies may be extremely risky, and the Fund could lose all or part of its investments.

Investment in Portfolio Companies involves a number of significant risks, including:

●	These Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation, and the reduction or loss of the Fund’s investment;
●	These Portfolio Companies typically have limited operating histories, less-established and comprehensive product lines, and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions, and consumer sentiment in respect of their products or services, as well as general economic downturns;
●	Because the Portfolio Companies are privately owned, there is usually little publicly available information about these businesses; therefore, although the Adviser and its agents perform due diligence on these Portfolio Companies, their operations, and their prospects, including review of independent research reports and market valuations of securities of such companies on alternative trading systems and other private secondary markets, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial or other information regarding the Portfolio Companies in which the Fund invests. Furthermore, there can be no assurance that the information that the Adviser does obtain with respect to any investment is reliable. The Fund will invest in Portfolio Companies for which current, up-to-date financial information is not available if the Adviser determines, based on the results of its due diligence review, that such investment is in the best interests of the Fund and its stockholders;
●	Portfolio companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation, or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on the Fund; and
●	Portfolio companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion, or maintain their competitive position.

There are risks associated with investing in SPVs or similar investment structures, including that the Fund will bear its pro rata portion of expenses on investments in SPVs and will have no direct claim against underlying Portfolio Companies.

The Adviser may invest in Portfolio Companies indirectly through investing in SPVs. Investors should be aware that the use of SPVs introduces additional layers of structural complexity, and additional risks related to liquidity, transparency, and valuation may exist.

The Fund, as a holder of securities issued by an SPV or similar investment structure, will bear its pro rata portion of such SPV or investment structure’s expenses. Investment in a Multi-Layer SPV introduces additional levels of expenses because the Fund must bear its pro-rata portion of the expenses of any intermediary vehicle and the Primary SPV. The fees we pay to invest in an SPV may be higher than if we invested in the underlying Portfolio Company directly. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors.

Investments in SPVs are generally illiquid, and SPVs in which the Fund invests are managed by external managers and therefore the Adviser will not have any control over the management of the SPV. In addition, the Fund’s investments in SPVs may be subject to investment lock-up periods or other transfer restrictions and may require the approval of an external manager to transfer our interests or obtain stock following an IPO. As such, the Fund may not be able to withdraw or transfer its investment at a desirable time. Even if the Fund is able to withdraw from an SPV, it may take a considerable amount of time for the SPV to redeem or liquidate the Fund’s position. An SPV’s withdrawal limitations may also restrict the Adviser’s ability to reallocate or terminate investments in SPVs that are poorly performing or have otherwise had adverse changes. We do not control the timing of cash or stock distributions from all of the external managers. The Fund will have no direct claims against any Portfolio Company held by an SPV. SPVs may have different terms and structures, which may present unique risks and a different economic experience or return profile than if the Fund were to hold interests in the underlying private companies directly.

SPVs may also present valuation and transparency challenges. Because SPVs are managed by unaffiliated persons or entities, the Fund may have little to no transparency regarding the SPVs financial position or holdings. Information provided by the SPV may be minimal, and may not be provided in a timely manner. For information about the value of the Fund’s investment in an SPV, the Adviser will be dependent on information provided by the manager of the SPV, including in some cases unaudited financial statements, which, if inaccurate, could adversely affect the Adviser’s ability to accurately value the Fund’s Shares and to manage the Fund’s investment portfolio in accordance with its investment objective. Moreover, the Adviser’s due diligence efforts may not necessarily detect fraud, malfeasance, inadequate back-office systems, or other flaws or problems with respect to the SPV manager. Stockholders have no individual right to receive information about the SPVs or their managers, will not be stockholders in the SPVs, and will have no rights with respect to or standing or recourse against the SPVs, their managers, or any of their respective affiliates. Stockholders should recognize that valuations of illiquid assets, including interests in SPVs, involve various judgments and consideration of factors that may be subjective.

Investments in Private Funds may involve significant risks, including that the Adviser will have no control over the investments of the Private Fund and the Fund will bear its pro rata portion of expenses on investments in Private Funds.

The Fund’s investments in Private Funds subject it to the risks associated with direct ownership of the securities in which the underlying funds invest. Private Funds are also subject to operational risks, such as the Private Fund manager’s ability to maintain operations, including back-office functions, property management, accounting, administration, risk management, valuation services, and reporting. The Fund may be required to indemnify certain of the Private Funds and/or their service providers from liability, damages, costs, or expenses. In addition, the Fund, as a holder of securities issued by the Private Funds, will bear its pro rata portion of such Private Fund’s expenses. The fees we pay to invest in a Private Fund may be higher than if the manager of the Private Fund managed our assets directly. Incentive fees charged by certain Private Funds may incentivize its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors. Investing in a Private Fund will have a different return profile than investing directly in the underlying portfolio securities, due to the different risks associated with these different ownership structures.

Private Funds are not registered as investment companies under the 1940 Act and, therefore, the Fund will not be afforded the protections of the 1940 Act with respect to its Private Fund investments. For example, Private Funds may employ higher and/or more complex fee structures, may not have independent boards, may not require stockholder approval of advisory contracts, may employ leverage higher than other investment vehicles such as mutual funds, may engage in joint transactions with affiliates, and are not obligated to file financial reports with the SEC.

Although the Adviser will evaluate each Private Fund and its manager to determine whether its investment programs are consistent with the Fund’s investment objective and whether the Private Fund’s investment performance is satisfactory, the Adviser will not have any control over the investments made by a Private Fund. In addition, the Fund’s investments in Private Funds may be subject to investment lock-up periods, during which the Fund may not be able to withdraw its investment. Even if the Fund’s investment in a Private Fund is not subject to lock-up, it will take a significant amount of time to redeem or otherwise liquidate such a position. Such withdrawal limitations may also restrict the Adviser’s ability to reallocate or terminate investments in Private Funds that are poorly performing or have otherwise had adverse changes. No market for the interests in a Private Fund exists or is expected to develop, and it may be difficult or impossible to transfer the interests in such Private Fund, even in an emergency.

For information about the value of the Fund’s investment in Private Funds, the Adviser will be dependent on information provided by the Private Funds, including unaudited financial statements, which, if inaccurate, could adversely affect the Adviser’s ability to accurately value the Fund’s Shares and to manage the Fund’s investment portfolio in accordance with its investment objective. A Private Fund may not provide us audited financials, and, in the absence of such audited financials, we will not have an independent third party verifying financial reports. Moreover, the Adviser’s due diligence efforts may not necessarily detect fraud, malfeasance, inadequate back-office systems, or other flaws or problems with respect to the underlying Private Fund managers. In purchasing a Private Fund interest, we entrust all aspects of the management of the Private Fund to its manager, and are subject to the risks inherent in relying on a third party manager. Stockholders have no individual right to receive information about the Private Funds or their managers, will not be stockholders in the Private Funds, and will have no rights with respect to or standing or recourse against the Private Funds, their managers, or any of their respective affiliates. Stockholders should recognize that valuations of illiquid assets, including interests in Private Funds, involve various judgments and consideration of factors that may be subjective. Private Fund valuations are subject to adjustment or revisions.

Each Private Fund will be subject to a variety of litigation risks. A Private Fund’s assets, including any investments made by the Private Fund and the Portfolio Companies held by the Private Fund, are available to satisfy all liabilities and other obligations of the Private Fund and we could find our interest in the Private Fund’s assets adversely affected by a liability arising out of an investment of the Private Fund.

The Fund may invest in forward contracts, which involve certain risks.

We may invest in “forward contracts” where a holder of a Portfolio Company’s securities (the “counterparty”) agrees to deliver Portfolio Company securities upon the removal of transferability and other restrictions from the Portfolio Company securities. Forward contracts may involve counterparty promises of future performances, including among other things, transferring shares to us in the future, paying costs and fees associated with maintaining and transferring the shares, not transferring or encumbering their shares, and participating in further acts required of stockholders by the counterparty and their agreement with us. Should counterparties breach their agreement inadvertently, by operation of law, intentionally, or fraudulently, it could affect our performance. Our ability and right to enforce transfer and payment obligations, and other obligations, against counterparties could be limited by acts of fraud or breach on the part of counterparties, operation of law, or actions of third parties. Measures we take to mitigate these risks, including powers of attorney, specific performance and damages provisions, any insurance policy, and legal enforcement steps, may prove ineffective, unenforceable, or economically impractical to enact.

Should a counterparty to a forward transaction die, become bankrupt, disabled, or no longer have legal capacity, it may not honor its contractual obligations with respect to its shares, and in some cases, may be relieved of such obligations. Due to divorce, bankruptcy, or for other reasons, counterparties may be subject to court orders or other legal requirements affecting their shares that are inconsistent with their obligations to us. In the event of a public offering, sale, or other corporate event affecting the underlying Portfolio Company to a forward contract, our investment could become more complicated and our rights could become uncertain. After such an event, we may be required to engage in further legal review of the investment and negotiation with brokers, transfer agents, and representatives of the Portfolio Company, its potential acquirer, and other parties.

In cases where we purchase a forward contract, because each underlying Portfolio Company may not have necessarily approved or endorsed the transaction, it offers no warranties or other promises as to the validity or value thereof, and no promise that it will agree with, approve, or facilitate transfer of shares to us. The Portfolio Company may not be a party to and may not have approved or been informed of the counterparty’s transactions with us, and, should the Portfolio Company object to the existence of the forward contract, it may take any number of steps to discourage or obstruct the transactions.

As of the date hereof, we have not purchased insurance policies related to our investments in forward contracts, however to mitigate some of the risks inherent in purchasing forward contracts, we may purchase insurance (at additional cost to us), which may be inadequate, and coverage limited or denied due to (among other things) liability limits, exclusions, the scope and limitations of coverage, the good faith and compliance of the insurer in honoring claims, the performance of the pool in making claims, among other things.

Indirect investments in Portfolio Companies involve substantial risks, including that Portfolio Companies may object to the Fund’s investments, which could result in the Fund disposing of such investments, including potentially on unfavorable terms or at a loss.

The Fund may obtain exposure to Portfolio Companies indirectly by investing through SPVs, forward contracts or other such instruments. The underlying Portfolio Company may not be a party to and may not have approved or been informed of the counterparty’s or SPV’s transactions with us, unless otherwise disclosed. The Portfolio Company may, upon learning of the counterparty’s or SPV’s transactions, take steps to invalidate or frustrate them, demand that we stop purchasing Portfolio Company’s securities, or seek redress or retaliation against counterparties, us, or others. Should the Portfolio Company object to the existence of the forward contract, or the creation of the SPV, it may take any number of steps to discourage or obstruct the transactions, including claiming that the counterparty transactions or SPV transactions violate the Portfolio Company’s agreements, claiming causes of action against counterparties or SPV sponsors or us, defensive measures intended to discourage counterparties or SPV sponsors from selling the Portfolio Company’s securities to us, refusing to accept or process securities transfers, or claiming rights to rescind our transactions or trigger rights of refusal to purchase the Portfolio Company’s securities involved in our transactions. Should a Portfolio Company wish to prospectively discourage secondary transactions by us, it may adopt policies or securities-related documents that makes such transactions impractical. A Portfolio Company may be under no obligation to approve or recognize transactions involving the Portfolio Company’s securities that occur as a result of forward transactions or through SPVs.

In certain cases, a Portfolio Company has objected, and other Portfolio Companies may in the future object, to the Fund’s identification of it by name or other identifying information in public disclosures, regulatory filings, or marketing materials. Portfolio Companies have also objected more broadly, and may in the future object, to the Fund’s indirect ownership of its securities through SPVs or forward contracts or to the existence of the Fund’s investment in any form. These objections have been raised, and in the future may be raised, directly by the Portfolio Company with the Fund, indirectly by communicating the objections to the external unaffiliated managers of the SPV through which the Fund indirectly holds its position in the Portfolio Company, or both. Such objections could cause a Portfolio Company, or the external unaffiliated manager of the applicable SPV, to take steps designed to invalidate, frustrate, or unwind the Fund’s investment, including as applicable by seeking to cancel or rescind the Fund’s interests in the Portfolio Company or be forced to withdraw from the applicable SPV, refusing to recognize the Fund’s ownership, enforcing transfer restrictions in a manner adverse to the Fund, requiring that the Fund modify or retract its public disclosures regarding investment in the Portfolio Company, or demanding that the Fund divest its position entirely.

The Fund has experienced, and expects that it may continue to experience, circumstances in which Portfolio Companies have raised objections of the above-described nature. To date, certain of the Fund’s Portfolio Company positions have been the subject of such objections. Upon receipt of such objections, the Fund evaluated multiple considerations, including the perceived validity of the objections, the materiality of the Portfolio Company position in question, the price at which the Fund and the Adviser believed the corresponding position could be sold, the Adviser and the Fund’s determination of the corresponding Portfolio Company’s valuation and potential for future appreciation, the potential cost of any associated litigation, the impact of a potential dispute upon the Fund’s business and operations, the impact of a potential dispute on the reputation of the Fund and the Adviser in the marketplace, and other factors deemed relevant by the Fund and the Adviser. Based on its evaluation of such considerations, the Fund elected to exit all or a substantial portion of such positions. The Fund may encounter similar objections in the future. In response, the Fund would evaluate such objections in a similar manner as described above and may elect to dispute the objection in order to attempt to retain such position or exit all or a portion of the position. Upon such an exit, the Fund would seek alternative investments in order to replace those positions, which could materially impact the Fund’s performance.

Any such outcome could force the Fund to liquidate a position at an inopportune time, at a price below the Fund’s cost basis, or at a complete loss, and could have a material adverse effect on the Fund’s net asset value and results of operations. A continuation or increase in the frequency of such objections could also materially impair the Fund’s ability to execute its investment strategy and achieve its investment objective.

There are significant potential risks relating to investing in securities traded on private secondary marketplaces.

The Fund may utilize alternative trading systems and other private secondary markets to acquire equity securities of Portfolio Companies. The Fund generally has little or no direct access to financial or other information from the Portfolio Companies in which it invests through such private secondary marketplaces. As a result, the Fund is dependent upon the relationships and contacts of the Adviser to perform research and due diligence, and to monitor the Fund’s investments after they are made. However, there can be no assurance that the Adviser will be able to acquire adequate information on which to make an investment decision with respect to any private secondary marketplace purchases, or that the information the Adviser is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the Portfolio Companies in which the Fund invests could cause the Fund to lose part or all of its investment in such companies, which would have a material and adverse effect on its NAV and results of operations.

In addition, there can be no assurance that Portfolio Companies in which the Fund invests through private secondary marketplaces will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of our portfolio investments. Further, prices on alternative trading systems and other private secondary markets, where limited information is available, may not accurately reflect the true value of a Portfolio Company, and may in certain cases overstate a Portfolio Company’s actual value, which may cause the Fund to realize future capital losses on its investment in that Portfolio Company. If any of the foregoing were to occur, it would likely have a material and adverse effect on the Fund’s NAV and results of operations.

Investments in private companies, including through private secondary marketplaces, also entail additional legal and regulatory risks which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions. Failure to comply with such requirements could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private secondary marketplaces and related market practices are still evolving, and, despite the Fund’s efforts to comply with applicable laws, the Fund could be exposed to liability. The regulation of private secondary marketplaces is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the attractiveness of the Fund as an access vehicle for investment in private shares. Private companies may also increasingly seek to limit secondary trading in their stock, through such methods as contractual transfer restrictions and employment policies. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, the Fund’s ability to find investment opportunities and to liquidate its investments could be adversely affected.

Secondary investments purchased at a negotiated discount may result in unrealized gains.

Secondary investments purchased at a discount will be marked up to the most recent NAV reported by the applicable third-party fund manager when the Fund next determines its NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the third-party fund manager and the negotiated purchase price. To the extent any gains on the secondary investment, including the gains resulting from negotiated purchases at a discount, are realized, the tax impact to stockholders is disclosed in “Certain U.S. Federal Income Tax Considerations.”

The Fund may not realize gains from its investments, may be compelled to liquidate its investments at a loss as a result of the actions of majority stockholders and, because certain of the Portfolio Companies may incur substantial debt to finance their operations, the Fund may experience a complete loss on its investment in the event of a bankruptcy or liquidation of any of the Portfolio Companies.

The Fund invests (i) in the equity securities (common and/or preferred stock, or equity-linked securities convertible into such equity securities) of operating private companies or (ii) in the equity securities of SPVs, which invest in the equity securities (common and/or preferred stock, or equity-linked securities convertible into such equity securities) of operating private companies. However, the securities the Fund acquires may not appreciate in value and, in fact, may decline in value. In addition, the private company securities the Fund acquires (or into which they are convertible) are often subject to drag-along rights. Drag-along rights are rights granted to a majority stockholder in a particular company that enable such stockholder to force minority stockholders to join in the sale of a company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force the Fund to liquidate its position in a Portfolio Company at a specified price, which could be, in the Adviser’s opinion, inadequate or undesirable or even below the Fund’s cost basis. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Adviser deems appropriate on the Fund’s investment. Further, capital market volatility and the overall market environment may preclude the Portfolio Companies from realizing liquidity events and impede the Fund’s exit from these investments. The Portfolio Companies may make business decisions to forego or delay potential liquidity events, such as an IPO, which could delay the Fund’s realization of value. Accordingly, the Fund may not be able to realize gains from its investments, and any gains that it does realize on the disposition of any investments may not be sufficient to offset any other losses it experiences. The Fund will generally have little, if any, control over the timing of any gains it may realize from its investments. In addition, the Portfolio Companies in which the Fund invests may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.

Because the Fund’s investments are generally not in publicly traded securities, there will be uncertainty regarding the fair market value of its investments, which could adversely affect the determination of the Fund’s NAV.

The Fund’s portfolio investments are generally not in publicly traded securities (unless one of the Portfolio Companies goes public, and then only to the extent the Fund has not yet liquidated its securities holdings therein). The Adviser prepares Portfolio Company valuations using the most recent Portfolio Company financial statements and forecasts, if available. The Adviser may utilize the services of an independent valuation firm, which, if engaged, may prepare or review valuations for all or some of the Fund’s portfolio investments that are not publicly traded or for which the Adviser does not have readily available market quotations. The types of factors that the Adviser will take into account in providing its fair value determination with respect to such Portfolio Company valuation will include, as relevant and, to the extent available, the Portfolio Company’s earnings, the markets in which the Portfolio Company does business, comparison to valuations of publicly traded companies in the Portfolio Company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the Portfolio Company, and other relevant factors. It is difficult to obtain financial and other information with respect to private companies, and even where the Adviser is able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, the Adviser’s determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. Due to this uncertainty, the Adviser’s fair market value determinations with respect to any non-publicly traded Portfolio Company investment the Fund holds may cause the Fund’s NAV on a given date to materially understate or overstate the value that the Fund may ultimately realize on one or more of its investments. As a result, investors purchasing the Fund’s Shares based on an overstated NAV would pay a higher price than the value of its investments might warrant.

The lack of liquidity in, and potentially extended holding period of, many of the Fund’s investments may adversely affect its business and will delay any distributions of any gains.

The Fund’s investments are generally in non-publicly traded securities (unless one of the Portfolio Companies goes public, and then only to the extent the Fund has not yet liquidated its securities holdings therein).

Although the Adviser expects that most of the Fund’s equity investments will trade on private secondary marketplaces, certain of the securities held may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some Portfolio Companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any Portfolio Company at the time the Adviser desires to do so and at the price the Adviser anticipates. The illiquidity of the Fund’s investments, including those that are traded on private secondary marketplaces, may make it difficult for it to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, it may realize significantly less than the carrying value of its investments. There is no limitation on the portion of the Fund’s portfolio that may be invested in illiquid securities, and a substantial portion or all of its portfolio may be invested in such illiquid securities from time to time.

In addition, because the Fund deploys its capital to invest primarily in equity securities of private companies (or equity-linked securities convertible into such equity securities), realization events, if any, are unlikely to occur in the near term with respect to the majority of the Portfolio Companies. The Fund expects that its holdings of securities may require several years to appreciate in value and can offer no assurance that such appreciation will occur. Even if such appreciation does occur, it is likely that the Fund’s stockholders could wait for an extended period of time before any appreciation or sale of the Fund’s investments, and any attendant distributions of gains, may be realized.

Technology-focused companies in which the Fund invests are subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences, and periodic downturns.

The Adviser intends to focus its investments on Portfolio Companies that are technology focused. The revenues, income (or losses), and valuations of technology-related companies can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-focused companies have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by the Portfolio Companies that are technology-focused companies may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any equity securities that the Fund may hold. This could, in turn, materially adversely affect the Fund’s business, financial condition, and results of operations. The Fund’s technology focused Portfolio Companies may face significant regulatory risks related to data privacy, cybersecurity, consumer protection laws, and antitrust concerns. New regulations or enforcement actions could adversely impact the operations, profitability, or valuation of these technology companies.

Because of the Fund’s focus in technology and technology-related companies, the value of the Fund’s interests may be susceptible to greater risk than an investment in a fund that invests in a broader range of securities. The specific risks faced by such companies include: rapidly changing science, technologies and consumer preferences; new competing products and improvements in existing products which may quickly render existing products or technologies obsolete; exposure, in certain circumstances, to a high degree of government regulation, making these companies susceptible to changes in government policy and failures to secure, or unanticipated delays in securing, regulatory approvals; scarcity of management, technical, scientific, research and marketing personnel with appropriate training; the possibility of lawsuits related to patents and intellectual property; and rapidly changing investor sentiments and preferences with regard to technology-related investments (which are generally perceived as risky).

Aerospace and defense technology companies in which we invest are subject to risks.

Companies involved in aerospace and defense technology are subject to a wide range of unique and evolving risks. These businesses often operate in highly regulated markets, where changes in domestic and foreign government policy, defense budgets, procurement cycles, and export controls can materially affect operations and demand. Many such companies are reliant on a limited number of large government or commercial contracts, and the loss, delay, or renegotiation of such contracts may have a significant adverse impact on financial performance.

Aerospace and defense companies typically engage in complex, capital-intensive R&D with long development cycles, and there is no assurance that such efforts will yield commercially viable or operationally effective products. Rapid technological change, including the adoption of artificial intelligence, autonomous systems, and advanced manufacturing techniques, can render existing offerings obsolete or noncompetitive. Companies in this sector may also be dependent on a narrow set of suppliers or specialized components, introducing risks related to supply chain disruption, quality control, or geopolitical tensions.

In addition, many of these companies operate in sensitive areas involving national security, classified information, or dual-use technologies, making them subject to heightened cybersecurity threats, espionage risks, and compliance burdens under national security laws. The failure to adequately protect intellectual property or to comply with export and regulatory requirements may result in severe penalties, contract loss, or reputational harm. Companies engaged in aerospace and defense activities may also face increased scrutiny from regulators, investors, and the public, particularly in connection with the use of advanced technologies in military or surveillance applications.

Startups and emerging companies in this space may have limited operating histories, constrained financial resources, and heightened reliance on key personnel or proprietary technology. As a result, they may experience significant volatility in valuation and performance, and the Fund’s investments in such companies could be subject to a high degree of risk, including the risk of total loss.

Artificial intelligence companies in which we invest are subject to risks.

AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error - potentially materially so - and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, AI-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, AI-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors.

In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in AI will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company’s products or services. Companies engaged in artificial intelligence-related activities could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. AI companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.

AI companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI and data services companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis.

Due to transfer restrictions and the illiquid nature of the Fund’s investments, the Fund may not be able to purchase or sell its investments when it determines to do so.

The Fund’s investments are, and are expected to continue to be, (i) in equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of privately held companies and (ii) in equity securities of SPVs, which invest in the equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of privately held companies. Such equity securities are typically subject to contractual transfer limitations, which may include prohibitions on transfer without the company’s consent. In order to complete a purchase of shares, the Fund may need to, among other things, give the issuer or its stockholders a particular period of time, often 30 days, in which to exercise a veto right, or a right of first refusal over, the sale of such securities. The Fund may be unable to complete a purchase transaction if the subject company or its stockholders chooses to exercise a veto right or right of first refusal. When the Fund completes an investment (or upon conversion of equity-linked securities), it generally becomes bound to the contractual transfer limitations imposed on the subject company’s stockholders as well as other contractual obligations, such as tag-along rights (i.e., rights of a company’s minority stockholders to participate in a sale of such company’s shares on the same terms and conditions as a company’s majority stockholder, if the majority stockholder sells its shares of the company). These obligations generally expire only upon an IPO by the subject company. As a result, prior to an IPO of a particular Portfolio Company, the Fund’s ability to liquidate such securities may be constrained. Transfer restrictions could limit the Fund’s ability to liquidate its positions in these securities if it is unable to find buyers acceptable to its Portfolio Companies, or, where applicable, their stockholders. Such buyers may not be willing to purchase the Fund’s investments at adequate prices or in volumes sufficient to liquidate its position, and even where they are willing, other stockholders could exercise their tag-along rights to participate in the sale, thereby reducing the number of shares sellable by the Fund. Furthermore, prospective buyers may be deterred from entering into purchase transactions with the Fund due to the delay and uncertainty that these transfer and other limitations create.

The Fund intends to adhere to its primary investment strategy to “buy and hold” the Portfolio Company securities. However, although the Adviser believes alternative trading systems and other private secondary markets may offer an opportunity to liquidate the Fund’s private company investments, in the event the Fund needs to liquidate such securities prior to a Portfolio Company’s liquidity event (i.e., IPO or merger or acquisition transaction), there can be no assurance that a trading market will develop for the securities that it liquidates or that the subject companies will permit their shares to be sold through such platforms.

Due to the illiquid nature of most of the Fund’s investments, the Fund may not be able to sell these securities at times when the Adviser deems it necessary to do so or at all. Due to the difficulty of assessing the Fund’s NAV, the NAV for the Fund’s shares may not fully reflect the illiquidity of the Fund’s portfolio, which may change on a daily basis, depending on many factors, including the status of the alternative trading systems and other private secondary markets on which the Fund’s portfolio securities may trade and the Fund’s particular portfolio at any given time.

The Fund may be subject to lock-up provisions or agreements that could prohibit it from selling its investments for a specified period of time.

Even if some of the Portfolio Companies complete IPOs, the Fund will often be subject to lock-up provisions that prohibit it from selling its investments into the public market for specified periods of time after an IPO, typically 180 days. As a result, the market price of securities that the Fund holds may decline substantially before it is able to sell these securities following an IPO.

There are significant potential risks relating to holding Portfolio Company securities following an IPO.

The value of shares of a Portfolio Company following an IPO may and likely will fluctuate considerably more than during the private phase of their offering. Additionally, due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects, the shares of Portfolio Companies following an IPO may experience high amounts of volatility generally. Investments in companies that have recently sold securities through an IPO involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to sell significant amounts of shares without an unfavorable impact on prevailing prices. As a result, the market price of securities that the Fund holds may decline substantially before the Adviser is able to sell these securities following an IPO. In addition, issuers frequently impose lock-ups that prohibit sales of their shares for a period of time after an IPO.

There are uncertainties regarding the tax treatment of certain of the Fund’s investments.

In certain circumstances the Adviser may structure investments other than as a direct acquisition of Portfolio Company securities. In this regard the Adviser may structure transactions as put options, call options, participation agreements (treated as debt or equity for income tax purposes), or novel transaction structures. The tax treatment of these transactions is not always a matter of settled law and the income therefrom may be characterized as capital gain, interest income, or other ordinary income.

The Fund will generally not hold a controlling interest in any of its Portfolio Companies.

It is expected that all of the Fund’s investments (directly or indirectly) will represent minority stakes in privately held companies. As is the case with minority holdings in general, such minority stakes that the Fund may hold will have neither the control characteristics of majority stakes nor the valuation premiums accorded majority or controlling stakes. The Fund expects to invest in the securities of companies for which the Fund has no right to appoint a director or otherwise exert any significant influence. In such cases, the Fund will be reliant on the existing management and board of directors of such companies, which may include representatives of other financial investors with whom the Fund is not affiliated and whose interests may conflict with the interests of the Fund. Additionally, the Fund may have limited ability to protect its position in such portfolio holdings.

The Adviser expects to make investments in companies that have incurred or are permitted to incur indebtedness, or that may issue equity securities that rank senior to the Fund’s investment. By their terms, such instruments may provide that their holders are entitled to receive payments of dividends, interest or principal on or before the dates on which payments are to be made in respect of the Fund’s investment. In the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a company in which an investment is made, creditors or holders of securities ranking senior to the Fund’s investment in such Portfolio Company typically would be entitled to receive payment in full before distributions could be made in respect of the Fund’s investment. After repaying creditors and senior security holders, the company’s remaining assets may not be sufficient for repayment of amounts owed in respect of the Fund’s investment. To the extent that any assets remain, holders of claims that rank equally with the Fund’s investment would be entitled to share on an equal and ratable basis in distributions that are made out of those assets.

Investments in foreign companies may involve significant risks in addition to the risks inherent in U.S. investments.

While the Fund intends to invest primarily in U.S. companies, it may invest on an opportunistic basis in certain non-U.S. companies, including those located in emerging markets, that otherwise meet its investment criteria. The Fund currently has investments in two non-U.S. Portfolio Companies, VAST Data and Tether. Investing in foreign companies, and particularly those in emerging markets, may expose the Fund to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations; political and social instability; expropriation; nationalization of companies by foreign governments; imposition of foreign taxes (including withholding taxes) at potentially confiscatory levels; less liquid markets and less available information than is generally the case in the United States; higher transaction costs; less government supervision of exchanges, brokers, and issuers; less developed bankruptcy laws; difficulty in enforcing contractual obligations; lack of uniform accounting and auditing standards; and greater price volatility. Further, the Fund may have difficulty enforcing its rights as an equity holder in foreign jurisdictions. In addition, to the extent the Fund invests in non-U.S. companies, it may face greater exposure to foreign economic developments.

International trade tensions may arise from time to time which could result in trade tariffs, embargos or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods, and possible failure of individual companies or industries which could have a negative impact on the Fund’s performance. Events such as these are difficult to predict and may or may not occur in the future.

In addition, the Fund’s investments in foreign companies may be subject to economic sanctions or other government restrictions. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact the Fund’s liquidity and performance.

Although the Fund expects that most of its investments will be U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments.

The Fund’s ability to make follow-on investments may be limited.

Following an initial investment in a Portfolio Company, the Fund may make additional investments in that Portfolio Company as “follow-on” investments, in order to: (1) increase or maintain in whole or in part the Fund’s equity ownership percentage; (2) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or (3) attempt to preserve or enhance the value of the Fund’s investment.

The Fund may elect not to make follow-on investments or may otherwise lack sufficient funds to make those investments or lack access to desired follow-on investment opportunities. The Fund has the discretion to make any follow-on investments, subject to the availability of capital resources and of the investment opportunity. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of a Portfolio Company and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase the Fund’s participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, the Fund may elect not to make a follow-on investment because it may not want to increase its concentration of risk, because it prefers other opportunities, or because the Fund is inhibited by compliance with the desire to qualify to maintain the Fund’s status as a RIC or lack access to the desired follow-on investment opportunity.

In addition, the Fund may be unable to complete follow-on investments in its Portfolio Companies that have conducted an IPO as a result of regulatory or financial restrictions.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks

We will be subject to U.S. federal income tax imposed at corporate rates on our income and gains if we are unable to qualify as a RIC.

We intend to elect to be treated as a RIC and intend to operate in a manner so as to continue to qualify for the U.S. federal income tax treatment applicable to RICs. As a RIC, we generally will not be subject to U.S. federal income tax on our income and gain that we timely distribute (or are deemed to distribute) to our stockholders as dividends. We will be subject to U.S. federal income tax imposed at corporate rates on any income or gains that we do not timely distribute (or are deemed to distribute) to our stockholders. To qualify as a RIC, we must meet several requirements, including certain source of income, asset diversification and annual distribution requirements. In addition, we may also be subject to certain U.S. federal excise taxes, as well as state, local and foreign taxes (including withholding taxes).

We will satisfy the source of income requirement if we obtain at least 90% of our annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale of stock or securities, net income from an interest in a qualified publicly traded partnership, or other income derived from the business of investing in stock or securities.

We will satisfy the annual distribution requirement if we distribute to our stockholders on a timely basis generally an amount equal to at least 90% of our investment company taxable income for each year. Under certain circumstances, we may be restricted from making distributions necessary to qualify as a RIC. If we are unable to obtain cash from other sources, we may fail to qualify as a RIC. Because we must make distributions to our stockholders as described above, such amounts, to the extent a stockholder is not participating in our distribution reinvestment option, will not be available to us to make investments.

We will satisfy the asset diversification requirement if, at the end of each quarter of our taxable year:

●	At least 50% of the value of our total assets consists of cash, cash equivalents (including receivables), U.S. government securities, securities of other RICs, and other securities, provided that such other securities of any one issuer do not represent more than 5% of the value of our total assets or more than 10% of the outstanding voting securities of the issuer; and
●	No more than 25% of the value of our assets can be invested in (i) the securities, other than U.S. government securities or securities of other RICs, of one issuer, (ii) the securities, other than securities of other RICs, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses, or (iii) the securities of certain “qualified publicly traded partnerships” (as defined in the Code).

Failure to meet these tests may result in our having to (a) dispose of certain investments quickly or (b) raise additional capital to prevent the loss of RIC status. Because most of our investments are in private companies and are generally illiquid, any such dispositions may be at disadvantageous prices and may result in losses. Also, the rules applicable to our qualification as a RIC are complex with many areas of uncertainty. Accordingly, no assurance can be given that we will continue to qualify as a RIC. If we fail to qualify as a RIC for any reason and become subject to regular “C” corporation income tax, we will be subject to U.S. federal income tax on our income and gains imposed at corporate rates. The resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on us and our stockholders. The Code provides some relief from RIC disqualification due to failures to satisfy these requirements, although there may be additional taxes due in such cases. We cannot assure you that we would qualify for any such relief should we fail these requirements.

We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.

For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. We may also have to include in income other amounts that we have not yet received in cash, such as unrealized appreciation for foreign currency forward contracts and deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. Furthermore, we may invest in non-U.S. corporations (or other non-U.S. entities treated as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury regulations as “passive foreign investment companies” or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to limit deferral and generally require the current inclusion of income derived by the entity. In certain circumstances, this could require us to recognize income where we do not receive a corresponding payment in cash.

We anticipate that a portion of our income may constitute income required to be included in taxable income prior to receipt of cash. Because such amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our stockholders in order to satisfy the Annual Distribution Requirement (defined below), even if we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the Annual Distribution Requirement necessary to maintain RIC tax treatment under the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital, make a partial share distribution, or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, and choose not to make a qualifying share distribution, we may fail to qualify for RIC tax treatment and thus become subject to U.S. federal income tax.

If we are not treated as a “publicly offered regulated investment company,” certain stockholders will be treated as having received certain income and their allocable share of expenses, which may not be deductible.

A “publicly offered regulated investment company” is a RIC whose shares are either (i) continuously offered pursuant to a public offering within the meaning of Section 4 of the Securities Act, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year. While we anticipate that we will constitute a publicly offered RIC, there can be no assurance that we will in fact so qualify for any of our taxable years. If we are not treated as a publicly offered regulated investment company for any calendar year, each U.S. shareholder that is an individual, trust or estate will be treated as having received a dividend from us in the amount of such U.S. shareholder’s allocable share of certain of our expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. shareholder. For taxable years beginning after 2017, miscellaneous itemized deductions generally are not deductible by a U.S. shareholder that is an individual, trust or estate.

We cannot predict how new tax legislation will affect us, our investments, or our stockholders, and any such legislation could adversely affect our business.

Legislative or other actions relating to taxes could have a negative effect on us. The laws pertaining to U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department. The likelihood of any such legislation being enacted is uncertain. New legislation and any U.S. Treasury regulations, administrative interpretations or court decisions interpreting such legislation could have adverse tax consequences, such as significantly and negatively affecting our ability to qualify for tax treatment as a RIC or negatively affecting the U.S. federal income tax consequences.

Risks Related to Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Leverage

We may borrow money, which may magnify the potential for loss and may increase the risk of investing in us.

As part of our business strategy, we may borrow from and issue senior debt securities to banks, insurance companies and other lenders or investors. Holders of these senior securities will have fixed-dollar claims on our assets that are superior to the claims of our stockholders. If the value of our assets decreases, leverage would cause our NAV to decline more sharply than it otherwise would have if we did not employ leverage. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could negatively affect our ability to make common stock dividend payments.

Our ability to service any borrowings that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. Moreover, the Management Fee will be payable based on our average gross assets including assets purchased with borrowed funds, if any, which may give our Adviser an incentive to use leverage to make additional investments. The amount of leverage that we employ will depend on our Adviser’s and our Board’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us, which could affect our return on capital.

In addition to having fixed-dollar claims on our assets that are superior to the claims of our common stockholders, obligations to lenders may be secured by a first priority security interest in our portfolio of investments and cash.

Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. The raising of debt capital may expose us to risks, including the typical risks associated with leverage.

We may in the future issue debt securities or additional preferred stock and/or borrow money from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities provided we meet certain asset coverage ratios (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred stock). If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness at a time when such sales may be disadvantageous. Also, any amounts that we use to service our indebtedness would not be available for distributions to our stockholders. Furthermore, if we issue senior securities, we will be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred stock, such stock would rank “senior” to our shares of common stock, preferred stockholders would have separate voting rights on certain matters and have other rights, preferences and privileges more favorable than those of our stockholders, and we could be required to delay, defer or prevent a transaction or a change of control that might involve a premium price for holders of our common stock or otherwise be in your best interest.

On December 31, 2025, the Fund entered into a Credit Agreement with Stifel Bank, as amended on April 24, 2026, which will expire on December 31, 2027. Subject to the terms of the Credit Agreement, the Fund may borrow up to an aggregate amount of $50,000,000. Interest accrues on principal drawn under the Credit Facility, which is payable on each loan maturity date. The interest rate is the Prime Rate, as of the date of funding (6.75% at June 30, 2026) plus 1.00%. The Fund will pay a commitment fee on the maturity date equal to 0.25% of the difference between the average commitment amount and the average daily balance of the principal borrowed. The Fund intends to use the Credit Facility for short term borrowing needs, and does not intend to make investments using funds borrowed under the Credit Facility. As of June 30, 2026, the Fund had $0 available to be borrowed and $50,000,000 outstanding borrowings under the Credit Facility. The Fund estimates that interest payments on the Credit Facility for the Fund’s current fiscal year will be less than one basis point (as a percentage of net assets attributable to common stock), based on anticipated usage of the Credit Facility throughout the year.

We are not generally able to issue and sell our common stock at a price below the then current NAV per share (exclusive of any distributing commission or discount). We may, however, sell our common stock at a price below the then current NAV per share if the Board determines that such sale is in our best interests and a majority of our stockholders approves such sale. In addition, we may generally issue additional shares of common stock at a price below NAV in rights offerings to existing stockholders, in payment of dividends and in certain other limited circumstances. If we raise additional funds by issuing more common stock, then the percentage ownership of our stockholders at that time will decrease, and you may experience dilution.

Risks Related to our Common Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to our Common Stock

The price of our stock may be volatile, which could result in substantial losses for investors. Further, an active, liquid and orderly trading market for our common stock may not be sustained, and we do not know what the market price of our common stock will be, and as a result it may be difficult for you to sell your shares of our common stock.

Although our common stock is listed on The Nasdaq Global Market, the market for our shares has demonstrated varying levels of trading activity. Furthermore, an active trading market for our shares may not be sustained in the future. You may not be able to sell your shares quickly or at the market price if trading in shares of our common stock is not active. An inactive market may also impair our ability to raise capital by selling shares of our common stock and may impair our ability to enter into strategic partnerships or acquire companies or products by using shares of our common stock as consideration, which could have a material adverse effect on our business, financial condition, and results of operations. Further, the trading price of our common stock is likely to be highly volatile and could be subject to wide fluctuations in response to various factors, some of which are beyond our control, including limited trading volume.

Common stock of closed-end management investment companies has in the past frequently traded at discounts to their NAVs, and we cannot predict whether our shares will trade at, above, or below our NAV per share.

Common stock of closed-end management investment companies has in the past frequently traded at discounts to their respective NAVs and our common stock may also be discounted in the market. This characteristic of closed-end management investment companies is separate and distinct from the risk that our NAV per share may decline. We cannot predict whether shares of our common stock will trade above, at or below our NAV per share. In addition, when our common stock trades below our NAV per share, we will generally not be able to sell additional common stock to the public at market price except (1) in connection with a rights offering to our existing stockholders, (2) with the consent of the majority of our common stockholders, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.

Risks Related to the Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Offering

It is not possible to predict the actual number of shares we will sell under the Purchase Agreement to Roth Principal Investments, or the actual gross proceeds resulting from those sales. Further, we may not have access to the full amount available under the Purchase Agreement with Roth Principal Investments.

We entered into the Purchase Agreement with Roth Principal Investments, pursuant to which Roth Principal Investments has committed to purchase up to $250,000,000 of our common stock, subject to certain limitations and conditions set forth in the Purchase Agreement. The shares of our common stock that may be issued under the Purchase Agreement may be sold by us to Roth Principal Investments at our discretion from time to time over a 36-month period commencing on the Commencement Date unless the Purchase Agreement is terminated earlier.

We generally have the right to control the timing and amount of any sales of our shares of common stock to Roth Principal Investments under the Purchase Agreement. Sales of our common stock, if any, to Roth Principal Investments under the Purchase Agreement will depend upon market conditions and other factors to be determined by us. We may ultimately decide to sell to Roth Principal Investments all, some or none of the shares of our common stock that may be available for us to sell to Roth Principal Investments pursuant to the Purchase Agreement. Depending on market liquidity at the time, resales of those shares by Roth Principal Investments may cause the public trading price of our common stock to decrease.

Because the purchase price per share to be paid by Roth Principal Investments for the shares of common stock that we may elect to sell to Roth Principal Investments under the Purchase Agreement will fluctuate based on the market prices of our common stock, it is not possible for us to predict, as of the date of this Prospectus and prior to any such sales, the number of shares of common stock that we will sell to Roth Principal Investments, the purchase price per share that Roth Principal Investments will pay for shares purchased from us under the Purchase Agreement, or the aggregate gross proceeds that we will receive from those purchases by Roth Principal Investments under the Purchase Agreement, if any.

Any issuance and sale by us under the Purchase Agreement of a substantial amount of shares of common stock in addition to the 25,000,000 shares of common stock being registered for resale by Roth Principal Investments under this Prospectus could cause downward selling pressure on our common stock.

Our inability to access a portion or the full amount available under the Purchase Agreement, in the absence of any other financing sources, could have a material adverse effect on our business.

The sale of the shares of common stock acquired by Roth Principal Investments, or the perception that such sales may occur, could cause the price of our common stock to fall.

The purchase price for the shares that we may sell to Roth Principal Investments under the Purchase Agreement will fluctuate based on the price of our common stock. Depending on market liquidity at the time, sales of such shares or any other sales of our common stock may cause the trading price of our common stock to fall.

If and when we do sell shares to Roth Principal Investments, after Roth Principal Investments has acquired the shares, Roth Principal Investments may resell all, some, or none of those shares at any time or from time to time in its discretion. Therefore, sales to Roth Principal Investments by us could result in substantial dilution to the interests of other holders of our common stock. Additionally, the sale of a substantial number of shares of our common stock to Roth Principal Investments, or the anticipation of such sales, could make it more difficult for us to sell equity securities in the future at a time and at a price that we might otherwise wish to effect sales.

Investors who buy shares at different times will likely pay different prices.

Pursuant to the Purchase Agreement, we will have discretion, subject to market demand, to vary the timing, prices, and numbers of shares sold to Roth Principal Investments. If and when we do elect to sell shares of our common stock to Roth Principal Investments pursuant to the Purchase Agreement, after Roth Principal Investments has acquired such shares, Roth Principal Investments may resell all, some or none of such shares at any time or from time to time in its discretion and at different prices. As a result, investors who purchase shares from Roth Principal Investments in this offering at different times will likely pay different prices for those shares, and have different outcomes in their investment results. Investors may experience a decline in the value of the shares they purchase from Roth Principal Investments in this offering as a result of future sales made by us to Roth Principal Investments at prices lower than the prices such investors paid for their shares in this offering. In addition, if we sell a substantial number of shares to Roth Principal Investments under the Purchase Agreement, or if investors expect that we will do so, the actual sales of shares or the mere existence of our arrangement with Roth Principal Investments may make it more difficult for us to sell equity or equity-related securities in the future at a time and at a price that we might otherwise wish to effect such sales.

We may not issue or sell shares of our common stock to Roth Principal Investments at a net price below our then-current NAV per share and accordingly, if our shares trade at a discount to NAV, we will be unable to access the committed equity facility.]

In no event will we issue or sell any shares of our common stock to Roth Principal Investments under the Purchase Agreement at a net price below our then-current NAV per share in violation of Section 23(b) of the 1940 Act. Because the purchase price payable by Roth Principal Investments reflects a fixed 3.0% discount (or in the case of Pre-Market Purchases and Post-Market Purchases, a fixed 5.0% discount) to the applicable VWAP of our common stock, we will be unable to sell shares of our common stock to Roth Principal Investments unless the applicable market-based purchase price, net of such discount, equals or exceeds our then-current NAV per share. Accordingly, if our common stock trades at, near or below our NAV per share, the committed equity facility will be unavailable to us, and there can be no assurance that we will be able to access any or all of the $250,000,000 available under the Purchase Agreement. In addition, any premium of the market price of our common stock to our NAV per share may not be sustained.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	631 Folsom Street Ste A & B
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
Contact Personnel Name	Michael Dinsdale
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Stock
Security Dividends [Text Block]	Distributions may be paid to the holders of our common stock if, as and when authorized by the Board and declared by us out of funds legally available therefor.
Security Voting Rights [Text Block]	Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of Directors. Except as provided with respect to any other class or series of stock, the holders of our common stock possess exclusive voting power.
Security Liquidation Rights [Text Block]	In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]	The shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Outstanding Security, Title [Text Block]	Common Stock
Outstanding Security, Authorized [Shares] | shares	950,000,000
Outstanding Security, Held [Shares] | shares
Outstanding Security, Not Held [Shares] | shares	43,160,796
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Stock
Security Voting Rights [Text Block]	Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock.

[1]	Under the Investment Advisory Agreement we pay the Adviser a Management Fee, payable quarterly, in an amount equal to 2.50% of our average gross assets at the end of the two most recently completed calendar quarters. For purposes of the Investment Advisory Agreement, the term “gross assets” excludes cash and cash equivalents but includes assets purchased with borrowed funds, and also includes short term investments that do not qualify as cash equivalents under US GAAP such as U.S. Government Securities with a maturity longer than three months measured at the date of purchase. The Adviser did not charge a Management Fee prior to May 20, 2026, the effective date of the Fund’s registration statement on Form N-2 relating to the listing of its common stock on the Exchange (the “Effective Date”). The Management Fee reflected in the table is estimated for the Fund’s current fiscal year. This estimate is calculated by determining the ratio that the Management Fee bears to our net assets attributable to common stock (rather than our gross assets). This estimate includes the management fees of the Fund’s Subsidiaries and any SPVs treated as Subsidiaries for purposes of compliance with the 1940 Act (See “Investment Strategy and Types of Investments - Investment Structures”).
[2]	The Fund may borrow funds to make investments or for other purposes. The costs associated with any borrowings will be indirectly borne by stockholders. The Fund currently has a Credit Facility with Stifel Bank. The Fund intends to use the Credit Facility for short term borrowing needs, and does not intend to make investments using funds borrowed under the Credit Facility. The Fund estimates that interest payments on the Credit Facility for the Fund’s current fiscal year will be less than one basis point based on anticipated usage of the Credit Facility throughout the year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The amounts under this line item are estimated for the current fiscal year and estimated to be less than 1 basis point. Therefore, any such estimated amounts are included in other expenses.
[4]	Other expenses include, but are not limited to, accounting, legal and auditing fees of the Fund, organizational costs, expenses related to the Fund’s distribution reinvestment plan, as well as fees paid to the Administrator, the transfer agent, the custodian and the Directors. Other expenses includes expenses of the Fund’s Subsidiaries and any SPVs treated as Subsidiaries for purposes of compliance with the 1940 Act (See “Investment Strategy and Types of Investments - Investment Structures”). We based these expenses on estimated amounts for the Fund’s first fiscal year of operations.